As filed with the Securities and Exchange Commission on September 14, 2015

1933 Act File No. 333-[•]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(Address of Principal Executive Offices) (Zip Code)

(866) 667-9231

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

ARDEN INVESTMENT SERIES TRUST

Arden Alternative Strategies Fund

Arden Alternative Strategies II

375 Park Avenue, 32nd Floor

New York, New York  10152

(212) 751-5252

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a notice, combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), and proxy card(s) for a Special Meeting of Shareholders (the “Meeting”) relating to each of Arden Alternative Strategies Fund (the “Arden Fund I”) and Arden Alternative Strategies II (the “Arden Fund II”), each a series of Arden Investment Series Trust, a Delaware statutory trust (together the “Target Funds,” and each, a “Target Fund”).  The Meeting is scheduled for [•], 2015 at [•] [a].m., Eastern Time, at the offices of Arden Asset Management LLC (“Arden”), 375 Park Avenue, 32nd Floor, New York, New York 10152.  At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”), which contemplates the reorganization of Arden Fund I into Aberdeen Alternative Strategies Fund (the “Aberdeen Fund I”) and Arden Fund II into Aberdeen Alternative Strategies Fund II (the “Aberdeen Fund II,” and together with the Aberdeen Fund I, the “Acquiring Funds,” and each, an “Acquiring Fund”).  Each of the Acquiring Funds is a series of Aberdeen Funds, a Delaware statutory trust.

In addition, you will be asked to approve an interim advisory agreement (the “Interim Advisory Agreement”) by and between Arden Investment Series Trust, on behalf of each Target Fund, and Aberdeen Asset Management Inc. (“AAMI”), which is necessary, if the Interim Advisory Agreement goes into effect, for AAMI to receive the advisory fees held in escrow for its services provided to the Target Funds during the period from the effective date of the Interim Advisory Agreement through the earlier of the closing date of the Reorganization (as defined below) or 150 days from the effective date of the Interim Advisory Agreement.  The effective date of the Interim Advisory Agreement will be the Adviser Acquisition Closing Date (as defined below).  The Interim Advisory Agreement will go into effect with respect to a Target Fund only if the Adviser Acquisition Closing Date occurs prior to the closing of that Target Fund’s Reorganization.

Background

The Reorganization Agreement provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization” and together, the “Reorganizations”).  If the Reorganization of Arden Fund I into Aberdeen Fund I and Arden Fund II into Aberdeen Fund II are approved and consummated, you would no longer be a shareholder of a Target Fund, but would become a shareholder of the corresponding Acquiring Fund, which has identical investment objectives and substantially similar strategies and policies as the corresponding Target Fund.  Each Acquiring Fund was established solely for the purpose of effecting the Reorganizations and will carry on the business of the corresponding Target Fund and inherit its performance and financial records.

On August 3, 2015, AAMI, Arden and their affiliates entered into a purchase agreement pursuant to which AAMI will acquire Arden (such acquisition, the “Adviser Acquisition” and the closing date of the Adviser Acquisition, the “Adviser Acquisition Closing Date”).  In anticipation of the Adviser Acquisition, the Board of Trustees of Arden Investment Series Trust (the “Arden Board”) approved the Interim Advisory Agreement under which, effective as of the Adviser Acquisition Closing Date, AAMI will advise each Target Fund.  Arden currently advises each Target Fund.  AAMI will serve as the investment adviser for each Acquiring Fund and the sub-advisers of each Target Fund will serve as the sub-advisers of each Acquiring Fund.  However, the Interim Advisory Agreement will be effective for a Target Fund only if that Target Fund’s Reorganization is not consummated on or prior to the Adviser Acquisition Closing Date.

For a period of two years following the Reorganization, the advisory fee rate paid by each Acquiring Fund will be the same as the management fee rate currently paid by each corresponding Target Fund and any increase to

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the rate thereafter would be subject to shareholder approval.  Also, as described in the enclosed Proxy Statement/Prospectus, AAMI, each Acquiring Fund’s investment adviser, has agreed for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds, to contractually limit operating expenses to 1.99% (excluding any fees paid pursuant to a Rule 12b-1 plan (if applicable to the share class), dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Acquiring Fund, and any fees and expenses related to investments in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) for each class of each Acquiring Fund.  Each Acquiring Fund will carry forward the amount of expenses paid or absorbed by AAMI in excess of the expense limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse AAMI such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause an Acquiring Fund’s ordinary operating expenses to exceed the expense limitation in effect at the time the expense was paid or absorbed.  The contractual expense limit of 1.99% that will be implemented for the Acquiring Funds following the Reorganizations is the same as the expense limits currently in place with respect to each class of each Target Fund.  Although the contractual expense limit of each Acquiring Fund will be the same as its applicable Target Fund, since certain expenses are excluded from the contractual expense limit, it is possible that an Acquiring Fund’s net expense ratio in a given year could exceed a prior net expense ratio of its Target Fund.  The expenses that will be excluded from the contractual expense limit of each Acquiring Fund will be the same expenses that are currently excluded from the contractual expense limit of its applicable Target Fund.

The Arden Board and the Board of Trustees of Aberdeen Funds have unanimously approved each Reorganization.  Both of the Acquiring Funds are newly organized shell funds with identical investment objectives and substantially similar investment strategies and policies to those of Arden Fund I and Arden Fund II, as applicable.  Each Reorganization is designed to preserve the tax-free nature of the reorganization, as discussed in more detail in the Proxy Statement/Prospectus.

The following table sets out the Target Fund and its classes of shares and the corresponding Acquiring Fund and its classes of shares involved in each Reorganization:

Target Fund	Acquiring Fund
Arden Fund I	Aberdeen Fund I
Class I	Institutional Class

Arden Fund II	Aberdeen Fund II
Class A	Class A
Class C	Class C
Class R	Class R
Class I	Institutional Class
Advisor Class	Class A*

*                                         Advisor Class shareholders of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization that will not be subject to a front-end sales charge or a CDSC on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II and will not be subject to any CDSC upon redemption.

In considering these matters you should note:

Investment Objectives, Strategies and Policies

The investment objectives of each Acquiring Fund and its corresponding Target Fund are identical and the investment strategies and policies of each Acquiring Fund and its corresponding Target Fund are substantially similar.

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Same Value of Shares, Tax-Free Transaction and No Sales Charges

The Acquiring Fund shares you receive in the Reorganization of a Target Fund will have the same total dollar value as the total dollar value of the Target Fund shares that you held immediately prior to the Reorganization.   Target Fund shares will be exchanged for the corresponding class of Acquiring Fund shares in a manner intended to be tax free under federal tax laws (although there can be no assurances that the Internal Revenue Service will deem the exchanges to be tax free).  No front-end or contingent deferred sales load will be charged as a result of a Reorganization.

Same Level of Service and Expenses

The Reorganization of a Target Fund is not expected to result in a change in the level or quality of services that Target Fund shareholders currently receive.  AAMI, each Acquiring Fund’s investment adviser, has agreed for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds, to contractually limit operating expenses to 1.99% (excluding any fees paid pursuant to a Rule 12b-1 plan (if applicable to the share class), dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Acquiring Fund, and any fees and expenses related to investments in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) for each class of each Acquiring Fund.   Each Acquiring Fund will carry forward the amount of expenses paid or absorbed by AAMI in excess of the expense limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse AAMI such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause an Acquiring Fund’s ordinary operating expenses to exceed the expense limitation in effect at the time the expense was paid or absorbed.  The contractual expense limit of 1.99% that will be implemented for the Acquiring Funds following the Reorganizations is the same as the expense limits currently in place with respect to each class of each Target Fund.  Although the contractual expense limit of each Acquiring Fund will be the same as its applicable Target Fund, since certain expenses are excluded from the contractual expense limit, it is possible that an Acquiring Fund’s net expense ratio in a given year could exceed a prior net expense ratio of its Target Fund.  The expenses that will be excluded from the contractual expense limit of each Acquiring Fund will be the same expenses that are currently excluded from the contractual expense limit of its applicable Target Fund.

The Target Funds and their shareholders will not bear any direct costs arising in connection with the transactions contemplated by the Reorganization Agreement as Arden and AAMI have agreed to allocate such costs between themselves (shareholders will continue to pay brokerage or trading expenses).

Details of the proposed Reorganizations are included in the attached Proxy Statement/Prospectus.  Please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the Acquiring Funds.

Recommendation of the Arden Board

On September 11, 2015, at a meeting of the Arden Board, the trustees considered the applicable Reorganization on behalf of each Target Fund and unanimously approved the Reorganization Agreement with respect to each Target Fund and recommended that shareholders of each Target Fund approve the Reorganization Agreement.  The Reorganization Agreement is subject to certain closing conditions and termination rights, including the Arden Board’s right to terminate the Reorganization Agreement if it determines that proceeding with the applicable Reorganization is not in the best interests of the relevant Target Fund..

Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.

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For the reasons summarized in the combined Proxy Statement/Prospectus, the Arden Board believes the proposed Reorganization is in the best interests of shareholders of the each Target Fund and unanimously recommends that you vote FOR the proposed Reorganization relating to your Target Fund and FOR the approval of the Interim Advisory Agreement.

Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly.  To cast your vote, simply complete the proxy card(s) enclosed in this package.   Be sure to sign and date the card(s) before mailing them in the postage-paid envelope.  You also may vote your shares by touch-tone telephone or through the Internet.   Simply call the toll-free number or visit the web site indicated on your proxy card(s) and follow the recorded or online instructions.

Your vote is extremely important, no matter how large or small your holdings may be.   It is important that your vote be received by the date of the Meeting.

Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card to their Target Fund at the address indicated on the enclosed envelope provided with the Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received by the appropriate Target Fund prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

If you have any questions before you vote, please call [•] the Target Funds’ proxy agent, toll-free at [•].  You may also receive a telephone call from one of [•]’s proxy solicitation agents asking you to vote your shares.  Thank you for your participation in this important initiative.

VOTING

We encourage you to review the enclosed materials carefully.  As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Meeting.  You may vote in one of the following ways:

•                                          By calling us toll-free at the telephone number listed on the enclosed proxy card;

•                                          By Internet at the website address listed on the enclosed proxy card;

•                                          By returning the enclosed proxy card in the postage-paid envelope; or

•                                          In person at the Meeting.

As always, we appreciate your support.

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ARDEN INVESTMENT SERIES TRUST

Arden Alternative Strategies Fund

Arden Alternative Strategies II

375 Park Avenue, 32nd Floor

New York, New York  10152

(212) 751-5252

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on [•], 2015

Dear Shareholder:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of each of Arden Alternative Strategies Fund (the “Arden Fund I”) and Arden Alternative Strategies II (the “Arden Fund II”), each a series of Arden Investment Series Trust, a Delaware statutory trust (together the “Target Funds,” and each, a “Target Fund”), will be held at the offices of Arden Asset Management LLC (“Arden”), 375 Park Avenue, 32nd Floor, New York, New York 10152, on [•], 2015 at [•] [a].m., Eastern Time, for the purpose of considering and voting on the following proposals (each, a “Proposal” and together, the “Proposals”):

1.              To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which contemplates the reorganization of the Arden Fund I into Aberdeen Alternative Strategies Fund (the “Aberdeen Fund I”) and the Arden Fund II into Aberdeen Alternative Strategies Fund II (the “Aberdeen Fund II” and together with Aberdeen Fund I, the “Acquiring Funds,” and each, an “Acquiring Fund,” each a series of Aberdeen Funds, a Delaware statutory trust), and provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization”).

2.              To approve an interim advisory agreement (the “Interim Advisory Agreement”) by and between Arden Investment Series Trust, on behalf of each Target Fund, and Aberdeen Asset Management Inc. (“AAMI”), which is necessary, if the Interim Advisory Agreement goes into effect, for AAMI to receive the advisory fees held in escrow for its services provided to the Target Funds during the period from the effective date of the Interim Advisory Agreement through the earlier of the closing date of the Reorganization (defined below) or 150 days from the effective date of the Interim Advisory Agreement.  The Interim Advisory Agreement will go into effect with respect to a Target Fund only if the acquisition of Arden by AAMI closes prior to the closing of that Target Fund’s Reorganization.

Each Proposal is described in the attached combined proxy statement/prospectus (the “Proxy Statement/Prospectus”).

The Board of Trustees of the Arden Investment Series Trust, on behalf of each Target Fund, unanimously recommends that you vote in favor of the Proposals with respect to your Target Fund.

The enclosed materials provide additional information about the Proposals.  Shareholders of record of each Target Fund as of the close of business on [•], 2015 (“Record Date”) are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof.  Whether or not you plan to attend the Meeting in person, please vote your shares.  The notice and related proxy materials are being mailed to shareholders on or about [•], 2015.

The enclosed Questions and Answers attachment is provided to assist you in understanding the Proposals.

If you attend the Meeting, you may vote your shares in person.  If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed proxy card(s) in the enclosed postage-paid envelope or authorize your proxy by telephone or through the Internet.

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We will admit to the Meeting (1) all shareholders of record of the Target Funds on the Record Date, (2) persons holding proof of beneficial ownership of shares of the Target Funds at the Record Date, such as a letter or account statement from the person’s broker, (3) persons who have been granted proxies with respect to shares of the Target Funds, and (4) such other persons that we, in our sole discretion, may elect to admit.  All persons wishing to be admitted to the Meeting must present photo identification.

By order of the Board of Trustees of the Arden Investment Series Trust,

Henry P. Davis
Chief Executive Officer
Arden Investment Series Trust, on behalf of
Arden Alternative Strategies Fund
Arden Alternative Strategies II

Whether or not you plan to attend the Meeting in person, it is important that your shares be represented and voted at the Meeting.  Accordingly, please date, sign and return the appropriate enclosed proxy card(s) promptly or authorize your proxy by telephone or through the Internet.  No postage is required if mailed in the United States.  It is important that you vote your shares promptly in order to avoid the additional expense of further solicitation.

[•], 2015

New York, New York

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YOUR VOTE IS IMPORTANT NO MATTER HOW MANY

SHARES OF A FUND YOU OWN.

PLEASE FILL OUT AND RETURN EACH PROXY CARD PROMPTLY.

SHAREHOLDERS ARE INVITED TO ATTEND THIS MEETING IN PERSON.  ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO REVIEW THE ENCLOSED MATERIALS AND FOLLOW THE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY CARD(S).

TO AVOID ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK FOR YOUR COOPERATION IN VOTING YOUR PROXY PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

It is important that you vote even if you sold your shares after the [•], 2015 Record Date.

Please indicate your voting instructions on the enclosed proxy card(s), sign and date the card(s), and return the card(s) in the envelope provided.  If you sign, date and return the enclosed proxy card(s) but give no voting instructions, your shares will be voted “FOR” the Proposal described in the Proxy Statement/Prospectus.  If you own shares of each Target Fund and you are voting all your shares the same way, you may submit the enclosed combined proxy card; otherwise, you must submit a separate enclosed proxy card for each Target Fund in which you own shares.

As an alternative to using the enclosed proxy card(s) to vote, you may authorize your proxy via the Internet, by telephone, or in person.  To authorize your proxy via the Internet, please access the website listed on the enclosed proxy card(s).  To authorize your proxy by telephone, please call the toll-free number listed on the enclosed proxy card(s).  Shares that are registered in your name, as well as shares held in “street name” through a broker, may be voted via the Internet or by telephone.  To vote in this manner, you will need the “control” number(s) that appears on your enclosed proxy card(s).  However, any other proposal submitted to a vote at the Meeting by anyone other than the officers or Trustees may be voted only in person or by written proxy.  If we do not receive your completed enclosed proxy card(s) by [•], 2015, you may be contacted by our proxy solicitor, [•].

Unless the enclosed proxy cards submitted by corporations and partnerships are signed by the appropriate persons indicated in the voting instructions on the enclosed proxy cards, they will not be voted.

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QUESTIONS AND ANSWERS

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSALS

The following questions and answers provide an overview of the proposal to reorganize each of Arden Alternative Strategies Fund (the “Arden Fund I”) and Arden Alternative Strategies II (the “Arden Fund II”), each a series of Arden Investment Series Trust, a Delaware statutory trust (the “Target Funds,” and each, a “Target Fund”), into Aberdeen Alternative Strategies Fund (the “Aberdeen Fund I”) and Aberdeen Alternative Strategies Fund II (the “Aberdeen Fund II” and together with Aberdeen Fund I, the “Acquiring Funds,” and each, an “Acquiring Fund”), respectively, each a series of Aberdeen Funds, a Delaware statutory trust (“Proposal 1”) and the proposal to approve an interim advisory agreement (the “Interim Advisory Agreement”) by and between Arden Investment Series Trust, on behalf of each Target Fund, and Aberdeen Asset Management Inc. (“AAMI”), which is necessary, if the Interim Advisory Agreement goes into effect, for AAMI to receive the advisory fees held in escrow for its services provided to the Target Funds during the period from the effective date of the Interim Advisory Agreement through the earlier of the closing date of the Reorganization (defined below) or 150 days from the effective date of the Interim Advisory Agreement (“Proposal 2” and, together with Proposal 1, the “Proposals”).  The Proposals will be considered and voted on at a Special Meeting of Shareholders (the “Meeting”), which is scheduled for [•], 2015 at [•] [a].m., Eastern Time, at the offices of Arden Asset Management LLC (“Arden”), 375 Park Avenue, 32nd Floor, New York, New York 10152. While we strongly encourage you to read the full text of the enclosed combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), we are also providing you with a brief overview of the subject of the shareholder vote.  Your vote is important.

Q.                                   What are shareholders of the Target Funds being asked to vote upon?

A.                                    The shareholders of each Target Fund are being asked to consider and approve a proposal to reorganize their Target Fund into a corresponding Acquiring Fund.

You are separately being asked to approve the Interim Advisory Agreement so that AAMI may receive the advisory fees held in escrow for its services provided to the Target Funds under the Interim Advisory Agreement during the period from the effective date of the Interim Advisory Agreement through the earlier of the closing date of the Reorganization (as defined below) or 150 days from the effective date of the Interim Advisory Agreement.  The effective date of the Interim Advisory Agreement will be the Adviser Acquisition Closing Date (as defined below).

Q.                                   What is happening?

A.                                    The Reorganization Agreement provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization,” and together, the “Reorganizations”).  If the Reorganization of Arden Fund I into Aberdeen Fund I and Arden Fund II into Aberdeen Fund II are approved and consummated, you would no longer be a shareholder of a Target Fund, but would become a shareholder of the corresponding Acquiring Fund, which has identical investment objectives and substantially similar strategies and policies as the corresponding Target Fund.  Each Acquiring Fund was established solely for the purpose of effecting the Reorganizations and will carry on the business of the corresponding Target Fund and inherit its performance and financial records.

On August 3, 2015, AAMI, Arden and their affiliates entered into a purchase agreement pursuant to which AAMI will acquire Arden (such acquisition, the “Adviser Acquisition” and the closing date of the Adviser Acquisition, the “Adviser Acquisition Closing Date”).  In anticipation of the Adviser Acquisition, the Board of Trustees of Arden Investment Series Trust (the “Arden Board”) approved the Interim Advisory Agreement under which, effective as of the Adviser Acquisition Closing Date, if that date precedes the closing date of the Reorganization of a Target Fund, AAMI will advise that Target Fund.  Arden currently advises each Target Fund.  AAMI will serve as the investment adviser for each Acquiring Fund and the sub-advisers of each Target Fund will serve as the sub-advisers of each Acquiring Fund.

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For a period of two years following the Reorganization, the advisory fee rate paid by each Acquiring Fund will be the same as the management fee rate currently paid by each corresponding Target Fund and any increase to the rate thereafter would be subject to shareholder approval.  Also, as described in the enclosed Combined Proxy Statement and Prospectus, AAMI, each Acquiring Fund’s investment adviser, has agreed for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds, to contractually limit operating expenses to 1.99% (excluding any fees paid pursuant to a Rule 12b-1 plan (if applicable to the share class), dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Acquiring Fund, and any fees and expenses related to investments in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) for each class of each Acquiring Fund.  The contractual expense limit of 1.99% that will be implemented for the Acquiring Funds following the Reorganizations is the same as the expense limits currently in place with respect to each class of each Target Fund.  Although the contractual expense limit of each Acquiring Fund will be the same as its applicable Target Fund, since certain expenses are excluded from the contractual expense limit, it is possible that an Acquiring Fund’s net expense ratio in a given year could exceed a prior net expense ratio of its Target Fund.  The expenses that will be excluded from the contractual expense limit of each Acquiring Fund will be the same expenses that are currently excluded from the contractual expense limit of its applicable Target Fund.

Each Target Fund Reorganization will be pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) among the relevant parties approved by the Arden Board, which contemplates:

•                  the transfer of all of the assets of each Target Fund to a corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the assets and liabilities of the Target Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

•                  the distribution to each shareholder of each class of Target Fund shares of a corresponding class of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the class of the Target Fund held by that shareholder on the closing date of the reorganization; and

•                  the subsequent complete liquidation and dissolution of the Target Fund and, assuming both Reorganizations are consummated, the deregistration of Arden Investment Series Trust as an investment company pursuant to the Investment Company Act of 1940 and the complete liquidation and dissolution of Arden Investment Series Trust under Delaware law.

Q.                                   How are the Target Funds proposed to be reorganized?

A.                                    The Reorganization Agreement has been approved by the Arden Board with respect to your Target Fund and by the Board of Trustees of the Aberdeen Funds with respect to each Acquiring Fund.  The Reorganization Agreement contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set out below:

Target Fund	Acquiring Fund
Arden Fund I	Aberdeen Fund I
Class I	Institutional Class

Arden Fund II	Aberdeen Fund II
Class A	Class A
Class C	Class C
Class R	Class R
Class I	Institutional Class
Advisor Class	Class A*

*                                         Advisor Class shareholders of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization that will not be subject to a front-end sales charge or a CDSC on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II and will not be subject to any CDSC upon redemption.

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of the corresponding Acquiring Fund as part of the applicable Reorganization should redeem their shares prior to the completion of the Reorganization.  If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.  In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

The Reorganization Agreement is subject to certain closing conditions and termination rights, including the right of each Board to terminate the Reorganization Agreement with respect to its Target Fund or Acquiring Fund, as applicable, if it determines that proceeding with the applicable Reorganization is not in the best interests of such Target Fund or Acquiring Fund.

The Reorganization of each Target Fund into a corresponding Acquiring Fund will be voted on separately by the Target Fund’s shareholders.  Completion of each Reorganization is conditioned on the approval of the Reorganization by the relevant Target Fund’s shareholders.  Neither Reorganization is dependent on the approval of the other Reorganization.  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.

Q.                                   What is the anticipated timing of the Reorganizations?

A.                                    The Meeting is scheduled to occur on [•], 2015.  If all necessary approvals are obtained, the proposed Reorganizations will likely take place in the [•] quarter of [•].

Q.                                   Are there any significant differences between the investment objectives and investment strategies and policies of the Target Funds and the Acquiring Funds?

A.                                    The investment objectives of each Acquiring Fund and its corresponding Target Fund are identical and the investment strategies and policies of each Acquiring Fund and its corresponding Target Fund are substantially similar.

Q.                                   Are there any significant differences in the annual fund operating expenses of the Target Funds and Acquiring Funds?

A.                                    The estimated gross operating expense ratio of each class of each Acquiring Fund is the same as or lower than the gross operating expense ratio of the corresponding class of the applicable Target Fund for the Target Fund’s most recent fiscal year and the projected net operating expense ratio of each class of each Acquiring Fund is the same as the net operating expense ratio of the corresponding class of the applicable Target Fund for the Target Fund’s most recent fiscal year.  AAMI, each Acquiring Fund’s investment adviser, has agreed for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds, to contractually limit operating expenses to 1.99% (excluding any fees paid pursuant to a Rule 12b-1 plan (if applicable to the share class), dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Acquiring Fund, and any fees and expenses related to investments in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) for each class of each Acquiring Fund.  Each Acquiring Fund will carry forward the amount of expenses paid or absorbed by AAMI in excess of the expense limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse AAMI such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause an Acquiring Fund’s ordinary operating expenses to exceed the expense limitation in effect at the time the expense was paid or absorbed.  The contractual expense limit of 1.99% that will be implemented for the Acquiring Funds following the Reorganizations is the same as the expense limits currently in place with respect to each class of each Target Fund.  Although the contractual expense limit of each Acquiring Fund will be the same as its applicable Target Fund, since certain expenses are excluded from the contractual expense limit, it is possible that an Acquiring Fund’s net expense ratio in a given year could exceed a prior net expense ratio of its Target Fund.  The expenses that will be excluded from the contractual expense limit of each Acquiring Fund will be the same expenses that are currently excluded from the contractual expense limit of its applicable Target Fund.

Q.                                   Why has the Reorganization of the Target Funds into the Acquiring Funds been recommended?

A.                                    On August 3, 2015, AAMI, Arden and their affiliates entered into a purchase agreement pursuant to which AAMI will acquire Arden.  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.  The primary purpose of the Reorganizations is to move the assets of the Target Funds from the Arden Investment Series Trust to corresponding Acquiring Funds, which are newly organized series of the Aberdeen Funds, and to maintain the continuity of each Target Fund’s investment program. If the Reorganizations are approved and consummated, you would no longer be a shareholder of a Target Fund, but would become a shareholder of the corresponding Acquiring Fund, which has identical investment objectives and substantially similar strategies and policies as the corresponding Target Fund. Each Acquiring Fund was established solely for the purposes of effecting the Reorganizations and will carry on the business of the corresponding Target Fund and inherit its performance and financial records.

Q.                                   Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A.                                    No.  The full value of your shares of your Target Fund will be exchanged for shares of the corresponding Acquiring Fund without any sales charge, commission or other transactional fee being imposed.  Holders of each class of shares of each Target Fund will receive a designated share class of the corresponding Acquiring Fund in the applicable Reorganization, as set out above.  The Acquiring Funds do not offer Advisor Class shares and investors holding Advisor Class shares of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization and will not pay the applicable front-end sales charge of Class A shares or a contingent deferred sales charge on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II.  Although Arden Fund II shareholders that receive Class A shares of Aberdeen Fund II in its Reorganization will not pay the applicable front-end sales charge of Class A shares, future purchases of Class A shares of Aberdeen Fund II after the Reorganization will be subject to the front end sales charge.  Shareholders that receive Class A shares of Aberdeen Fund II in connection with its Reorganization will not be charged a contingent deferred sales charge (“CDSC”) when selling those Class A shares received in connection with the Reorganization.

Q.                                   Why are you sending me this information?

A.                                    You are receiving this Proxy Statement/Prospectus because you own shares in one or both of the Target Funds and have the right to vote on the very important Proposals concerning your investment.

Q.                                   What effect will the Reorganization have on me as a Target Fund shareholder?

A.                                    Immediately after the Reorganization of a Target Fund, each shareholder of each class of the Target Fund will own shares of a designated class of the corresponding Acquiring Fund that are equal in value to the shares of the Target Fund that were held by that shareholder immediately prior to the closing of the Reorganization.

Each Acquiring Fund will offer substantially similar shareholder services to those offered by its corresponding Target Fund.  AAMI serves as the investment adviser to each Acquiring Fund and anticipates providing advisory services that are comparable in nature and quality to the nature and quality of the advisory services that were previously provided to the Target Funds by Arden and are currently provided to the Target Funds by AAMI.

The following table outlines the service providers for your Target Fund and the comparable service providers for the Acquiring Funds.

	Target Funds Arden Fund Arden Fund II	Acquiring Funds Aberdeen Fund I Aberdeen Fund II
Adviser	Arden*	AAMI
Administrator	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Transfer Agent	U.S. Bancorp Fund Services, LLC	Boston Financial Data Services, Inc.
Custodian	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Distributor	Arden Securities LLC	Aberdeen Fund Distributors LLC
Auditor	[•]	KPMG LLP

*                 Arden currently serves as adviser to each Target Fund.  As of the Adviser Acquisition Closing Date, AAMI will acquire Arden and will serve as adviser to each Target Fund pursuant to the Interim Advisory Agreement if the Target Fund’s Reorganization is not consummated by the Adviser Acquisition Closing Date.

Q.                                   What will be the federal income tax consequences of the Reorganization?

A.                                    As a condition to each Target Fund’s obligation to consummate its Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion from legal counsel to Aberdeen Funds to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended, current administrative rules and court decisions, the transactions contemplated by the Reorganization Agreement constitute a tax-free reorganization for federal income tax purposes.  Despite this opinion, there can be no assurances that the Internal Revenue Service will deem the exchanges to be tax-free.

v

Q.                                   What will happen if the Reorganization is approved by the shareholders of my Target Fund but not the other Target Fund?

A.                                    Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.

Q.                                       Why am I being asked to vote on the Interim Advisory Agreement?

A.                                          The Arden Board approved the Interim Advisory Agreement in connection with the Adviser Acquisition. Under the Interim Advisory Agreement, which will take effect on the Adviser Acquisition Closing Date, if that date precedes the closing date of the Reorganization of a Target Fund, AAMI will serve as investment adviser to that Target Fund until the earlier of (i) 150 days following the Adviser Acquisition Closing Date or (ii) the completion of the Reorganization. Compensation earned by AAMI under the Interim Advisory Agreement will be held in escrow for a period of up to 150 days from the effective date of the Interim Advisory Agreement. The terms of the Interim Advisory Agreement, including the amount of compensation payable to AAMI, are substantially identical to the terms of the advisory agreement with each Target Fund’s prior adviser, except for the effective date, termination date and fee escrow provisions. Approval of the Interim Advisory Agreement by a Target Fund’s shareholders is necessary for AAMI to receive the amounts to be held in escrow for its services provided to the Target Funds under the Interim Advisory Agreement. The Interim Advisory Agreement will go into effect with respect to a Target Fund only if the Adviser Acquisition Closing Date occurs prior to the closing of that Target Fund’s Reorganization.

Q.                                   How does the Board of my Target Fund recommend that I vote?

A.                                    After careful consideration, the Arden Board of your Target Fund recommends that you vote “FOR” the Proposals with respect to your Target Fund.

Q.                                   Will my Target Fund pay for this proxy solicitation or for the costs of the Reorganization?

A.                                    No.

The Target Funds will not bear these costs.  Arden and AAMI will bear all costs arising in connection with the transactions contemplated by the Reorganization Agreement, including, but not limited to, proxy and proxy solicitation costs, printing costs, board fees relating to the special board meetings, legal fees and costs of the Reorganization (shareholders will continue to pay brokerage or trading expenses).

Q.                                   How do I vote my shares?

A.                                    For your convenience, there are several ways you can authorize your proxy or vote:

•                  Vote In Person: You may attend the Meeting as described in the Proxy Statement/Prospectus and vote your shares in person.

•                  By Mail: You may authorize your proxy by completing the enclosed proxy card(s) by dating, signing and returning it in the postage paid envelope.  Please note that if you sign and date a proxy card but give no voting instructions, your shares will be voted “FOR” the Proposals described above with respect to your Target Fund.

•                  By Telephone: You may authorize your proxy by telephone by calling the number on your proxy card(s).  To vote in this manner, you will need the “control” number that appears on your proxy card(s).

•                  Via the Internet: You may authorize your proxy via the Internet by accessing the website address printed on the enclosed proxy card(s).  To vote in this manner, you will need the “control” number that appears on your proxy card(s).

Q.                                   Why are multiple cards enclosed?

A.                                    If you own shares of each Target Fund, you will receive a proxy card for each Target Fund that you own as well as a combined proxy card. If you vote all your shares the same way, you can use the combined proxy card to vote all your shares on one proxy card.

Q.                                   Whom should I call for additional information about this Proxy Statement/Prospectus?

A.                                    If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call our proxy solicitor, [•] at [•].

THE ARDEN BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSALS WITH RESPECT TO YOUR TARGET FUND DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.

The information in this combined proxy statement/prospectus is not complete and may be changed. Aberdeen Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This combined proxy statement/prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED SEPTEMBER 14, 2015

COMBINED PROXY STATEMENT/PROSPECTUS

ARDEN INVESTMENT SERIES TRUST

Arden Alternative Strategies Fund

Arden Alternative Strategies II

375 Park Avenue, 32nd Floor

New York, New York  10152

(212) 751-5252

ABERDEEN FUNDS
Aberdeen Alternative Strategies Fund

Aberdeen Alternative Strategies Fund II

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(866) 667-9231

Dated [•], 2015

This combined proxy statement/prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of each of Arden Alternative Strategies Fund (the “Arden Fund I”) and Arden Alternative Strategies II (the “Arden Fund II”), each a series of Arden Investment Series Trust, a Delaware statutory trust (the “Target Funds,” and each, a “Target Fund”).  The Meeting has been called by the Board of Trustees of the Arden Investment Series Trust (the “Arden Board”)  to vote on the following proposals (each, a “Proposal” and together, the “Proposals”):

Proposal	Shareholders Entitled to Vote

To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which contemplates the reorganization of the Arden Fund I into Aberdeen Alternative Strategies Fund (the “Aberdeen Fund I”) and the Arden Fund II into Aberdeen Alternative Strategies Fund II (the “Aberdeen Fund II” and together with Aberdeen Fund I, the “Acquiring Funds,” and each, an “Acquiring Fund”), and provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization” and together, the “Reorganizations”). (“Proposal 1”)

Shareholders of each Target Fund as of the close of business on [•], 2015 (“Record Date”), voting separately with respect to their Target Fund.

i

To approve an interim advisory agreement (the “Interim Advisory Agreement”) by and between Arden Investment Series Trust, on behalf of each Target Fund, and Aberdeen Asset Management Inc. (“AAMI”), which is necessary, if the Interim Advisory Agreement goes into effect, for AAMI to receive the advisory fees held in escrow for its services provided to the Target Funds during the period from the effective date of the Interim Advisory Agreement through the earlier of the closing date of the Reorganization (defined below) or 150 days from the effective date of the Interim Advisory Agreement. The Interim Advisory Agreement will go into effect with respect to a Target Fund only if the acquisition of Arden by AAMI closes prior to the closing of that Target Fund’s Reorganization. (“Proposal 2”)

Shareholders of each Target Fund as of the Record Date, voting separately with respect to their Target Fund.

The Meeting is scheduled for [•], 2015 at [•], [a].m., Eastern Time, at the offices of Arden Asset Management LLC (“Arden”).  The Arden Board, on behalf each Target Fund, is soliciting these proxies.  This Proxy Statement/Prospectus will first be sent to shareholders on or about [•], 2015.

The Reorganization Agreement contemplates the Reorganization of the relevant Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set out below:

Target Fund	Acquiring Fund

Arden Fund I	Aberdeen Fund I
Class I	Institutional Class

Arden Fund II	Aberdeen Fund II
Class A	Class A
Class C	Class C
Class R	Class R
Class I	Institutional Class
Advisor Class	Class A*

*                                         Advisor Class shareholders of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization that will not be subject to a front-end sales charge or a CDSC on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II and will not be subject to any CDSC upon redemption.

The Target Funds and the Acquiring Funds are referred to collectively as the “Funds” and each, a “Fund” in this Proxy Statement/Prospectus.  Each Acquiring Fund, following completion of the applicable Reorganization, may be referred to as the “Combined Fund” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus gives you the information about your investment in a Target Fund and the corresponding Acquiring Fund and other matters that you should know about before voting and investing.  It is both the Target Funds’ proxy statement for the Meeting and a prospectus for the Acquiring Funds.  Please read this Proxy Statement/Prospectus carefully and retain it for future reference.

ii

The following documents containing additional information about the Target Funds and the Acquiring Funds, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•                  the Statement of Additional Information dated [•], 2015 (the “Statement of Additional Information”) relating to this Proxy Statement/Prospectus;

•                  the Prospectuses of Aberdeen Fund I and Aberdeen Fund II, dated [•], 2015, as supplemented (together, the “Acquiring Fund Prospectus”);

•                  the Statement of Additional Information for Aberdeen Fund I and Aberdeen Fund II, dated [•], 2015, as supplemented.

•                  the Prospectus relating to Arden Fund I, dated February 27, 2015, as supplemented;

•                  the Prospectus relating to Arden Fund II, dated February 27, 2015, as supplemented;

•                  the Statement of Additional Information of Arden Fund I, dated February 27, 2015, as supplemented;

•                  the Statement of Additional Information of Arden Fund II, dated February 27, 2015, as supplemented;

•                  the Annual Report to shareholders of Arden Fund I and Arden Fund II for the fiscal year ended October 31, 2014;

•                  the Semi-Annual report to shareholders of Arden Fund I and Arden Fund II for the fiscal period ended April 30, 2015.

In addition, the following documents each having been filed with the SEC, are incorporated herein by reference into (each legally forms a part of) and also accompany this Proxy Statement/Prospectus:

•                  the Summary Prospectus of the Aberdeen Fund I, dated [•], 2015 (the “Aberdeen Fund I Summary Prospectus”); and

•                  the Summary Prospectus of the Aberdeen Fund II, dated [•], 2015 (the “Aberdeen Fund II Summary Prospectus,” and together with the Aberdeen Fund I Summary Prospectus, the “Acquiring Fund Summary Prospectuses,” and each, an “Acquiring Fund Summary Prospectus”).

Each Acquiring Fund Summary Prospectus is intended to provide you with additional information about the Acquiring Fund.  The Acquiring Funds are newly-organized and currently have no assets or liabilities.  The Acquiring Funds have been created in connection with the Reorganizations for the purpose of acquiring the assets and liabilities of their corresponding Target Funds and will not commence operations until the date of the Reorganizations.

The above-listed documents are on file with the SEC.  Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials and charter documents, with the SEC.  Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Acquiring Funds:

Aberdeen Funds

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(866) 667-9231

iii

Target Funds:

Arden Investment Series Trust

375 Park Avenue, 32nd Floor

New York, New York  10152

[•]

You also may view or obtain these documents from the SEC as follows:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E.
Washington, DC 20549.

By Phone:	(202) 551-8090

By Mail:	Public Reference Section
Office of Consumer Affairs and Information Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov

The Arden Board knows of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

As with all mutual funds, the SEC and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

iv

COMBINED PROXY STATEMENT/PROSPECTUS

v

Are there any significant differences between the Organizational Documents of the Target Funds and the Organizational Documents of the Acquiring Funds?	35

Where can I find more information?	36

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS	37

PROPOSAL 2: APPROVAL OF THE INTERIM ADVISORY AGREEMENT	59

The Interim Advisory Agreement	59

Terms of the Interim Advisory Agreement	59

Trustee and Officer Interests in Approval of the Interim Advisory Agreement	59

Board Considerations	60

Information about AAMI	60

VOTING INFORMATION	60

What vote is necessary to approve the Proposals?	60

Who can vote to approve the Proposals?	61

How do I ensure my vote is accurately recorded?	61

May I revoke my proxy?	61

What other matters will be voted upon at the Meeting?	62

What other solicitations will be made?	62

How do I submit a shareholder proposal?	62

PRINCIPAL HOLDERS OF SHARES	63

MORE INFORMATION ABOUT THE FUNDS	63

APPENDICES

Appendix A – Form of Agreement and Plan of Reorganization

Appendix B – Form of Interim Advisory Agreement

Appendix C – Investment Restrictions

Appendix D – Outstanding Voting Securities as of [             ]

Appendix E – Principal Holders of Shares as of [             ]

Appendix F — Financial Highlights

vi

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. You should read the entire Proxy Statement/Prospectus carefully, including the forms of the Reorganization Agreement (attached as Appendix A) and the Interim Advisory Agreement (attached as Appendix B).  For more information, please read the Prospectus of the applicable Target Fund and Acquiring Fund and the Statement of Additional Information relating to this Proxy Statement/Prospectus.  A copy of the Acquiring Fund Summary Prospectuses accompany this Proxy Statement/Prospectus.

PROPOSAL 1:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve the Reorganization Agreement with respect to their Target Fund.  The Reorganization Agreement provides that the relevant Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund.

If the Reorganization Agreement is approved by the shareholders of a Target Fund, each shareholder of the Target Fund will receive a designated class of the corresponding Acquiring Fund’s shares equal in total value to the shareholder’s investment in the Target Fund.

Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.

If approved, the Reorganization Agreement will have the effect of reorganizing the relevant Target Fund with and into the corresponding Acquiring Fund.  This means that you will cease to be a shareholder of your Target Fund and will become a shareholder of the corresponding Acquiring Fund.  This exchange will occur on a date agreed to by the parties to the Reorganization Agreement (referred to in this Proxy Statement/Prospectus as the “Closing Date”), which is currently expected to be in the [•] quarter of [•].

What is the purpose of Proposal 1?

On August 3, 2015, AAMI, Arden and their affiliates entered into a purchase agreement pursuant to which AAMI will acquire Arden (such acquisition, the “Adviser Acquisition” and the closing date of the Adviser Acquisition, the “Adviser Acquisition Closing Date”).  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.  The primary purpose of the Reorganizations is to move the assets of the Target Funds from the Arden Investment Series Trust to corresponding Acquiring Funds, which are newly organized series of the Aberdeen Funds, and to maintain the continuity of each Target Fund’s investment program. If the Reorganizations are approved and consummated, you would no longer be a shareholder of a Target Fund, but would become a shareholder of the corresponding Acquiring Fund, which has identical investment objectives and substantially similar strategies and policies as the corresponding Target Fund. Each Acquiring Fund was established solely for the purposes of effecting the Reorganizations and will carry on the business of the corresponding Target Fund and inherit its performance and financial records.

What are the federal income tax consequences of the Reorganizations?

It is expected that shareholders of each Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for shares of the corresponding Acquiring Fund pursuant to the Reorganization Agreement (although there can be no assurance that the Internal Revenue Service (“IRS”) will deem the exchanges to be tax-free). You should, however, consult your tax adviser regarding the effect, if any, of the applicable Reorganization in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the applicable Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.  For further information about the federal income tax consequences of the Reorganizations, see “More Information About the Reorganizations—What are the federal income tax consequences of the Reorganizations?”

As a condition to the closing of each Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion from legal counsel to the Acquiring Funds, Willkie Farr & Gallagher LLP, (based on certain facts, assumptions and representations) to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, the transactions contemplated by the Reorganization Agreement constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.  Despite this opinion, there can be no assurances that the IRS will deem the exchanges to be tax-free.

How do the investment objectives, investment strategies and investment restrictions of each Target Fund and the corresponding Acquiring Fund compare?

Investment Objectives

The following chart states the investment objectives of each Target Fund and the corresponding Acquiring Fund.

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Arden Fund I	The fund seeks to achieve capital appreciation.	Aberdeen Fund I	The fund seeks to achieve capital appreciation.
Arden Fund II	The fund seeks to achieve capital appreciation.	Aberdeen Fund II	The fund seeks to achieve capital appreciation.

Comparison. The investment objectives of each Target Fund and each Acquiring Fund are identical.

Investment Strategies

The investment strategies of each Target Fund and the corresponding Acquiring Fund are substantially similar.

The following describes the significant differences in the Funds’ principal investment strategies:

As part of its relative value strategy, Aberdeen Fund II may trade credit exposures on a fundamental basis seeking returns from both long and short positions as a principal investment strategy, while Arden Fund II does not have a similar principal investment strategy.  This strategy is a principal investment strategy of Arden Fund I and Aberdeen Fund I.

The following describes the principal investment strategies of each Acquiring Fund:

The Fund’s adviser will allocate the Fund’s assets to selected sub-advisers.  Information on each Fund’s sub-advisers is set forth in its prospectus and Statement of Additional Information.  The Fund’s sub-advisers will have broad discretion to invest the assets of the Fund.  The Fund’s sub-advisers may employ the following strategies:

•                  Relative value strategies — seek to exploit differences in valuation through the simultaneous purchase and sale of related financial instruments, or trade credit exposures on a fundamental basis seeking returns from both long and short positions

•                  Event driven strategies — involve investing in securities of companies currently or prospectively involved in a wide variety of corporate transactions or other events where the investment thesis is predicated on the anticipated effect of such transactions or events

•                  Global/macro fixed income strategies — seek to analyze macroeconomic variables to identify dislocations and forecast future moves in global asset/securities prices on a directional or relative value basis

•                  Equity hedge (long/short) strategies — seek to identify equities that are trading under or over their perceived intrinsic value or are deemed to be mispriced based on fundamental, statistical, technical or other factors

•                  Tactical and other strategies — relate to a variety of strategic, portfolio hedging (“hedging overlay”) and opportunistic investment strategies not captured above, such as short-term trading opportunities

The Fund may invest in long and short positions in, among other investments: equity and fixed income securities of U.S. companies and non-U.S. companies traded on U.S. and non-U.S. exchanges and in the over-the-counter markets, financial futures and options thereon, foreign currency forward contracts, exchange-traded funds (“ETFs”) and in asset-based investments such as real estate mortgages and tax liens.  The Fund may use derivatives and leverage.

The Fund’s adviser may directly manage up to 20% of the Fund’s assets.  The Fund’s adviser my invest up to 10% of these assets in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies.

Up to 15% of the Fund’s assets may be invested in one or more wholly-owned subsidiaries formed under the laws of the Cayman Islands.   The assets allocated to the Fund’s subsidiaries will typically be managed by a commodity trading advisor pursuant to such trading advisor’s commodity-related investment program.  Such assets may also be managed directly by the trading advisor, which would serve as sub-adviser to the Fund’s subsidiary and, indirectly, to the Fund.

Other than the difference mentioned related to trading of credit exposures, the foregoing principal investment strategies are substantially identical to those of the corresponding Target Fund.

Investment Restrictions

Each Fund’s fundamental and non-fundamental investment restrictions are set out in Appendix C.

This section briefly compares and contrasts certain fundamental investment restrictions of the Target Funds and the Acquiring Funds.   Unless otherwise indicated, the restrictions discussed below are fundamental policies of a Fund.  This means that the policy cannot be changed without the approval of shareholders.  Investment restrictions that are non-fundamental may be changed by the relevant board without shareholder approval.

Certain differences between the Target Funds’ and the Acquiring Funds’ fundamental investment restrictions include:

•                  Each Fund may neither issue senior securities nor borrow money, except as permitted by the 1940 Act or by the SEC.  The Acquiring Funds have an express carve-out from this restriction expressly permitting the Acquiring Funds to sell securities short and enter into reverse repurchase agreements.

•                  Each Fund is restricted from lending securities or money, although each may (i) purchase fixed-income securities, (ii) lend portfolio securities, (iii) enter into repurchase agreements, and (iv) make loans secured by mortgages on real property.  However, the Acquiring Funds have an additional express carve-out in that they may make time deposits with financial institutions and invest in instruments issued by financial institutions.

•                  Each Fund is restricted from purchasing or selling real estate, except that each may invest in securities that are secured by real estate and invest in securities of companies that own or deal in real estate.  However, the Acquiring Funds may also acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby.

What are the fees and expenses of each Fund and what can I expect them to be after the Reorganization?

If a Reorganization is approved and completed, holders of Target Fund shares will receive the class of shares of the corresponding Acquiring Fund indicated in the following table:

Target Fund	Acquiring Fund

Arden Fund I	Aberdeen Fund I
Class I	Institutional Class

Arden Fund II	Aberdeen Fund II
Class A	Class A
Class C	Class C
Class R	Class R
Class I	Institutional Class
Advisor Class	Class A*

*                                         Advisor Class shareholders of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization that will not be subject to a front-end sales charge or a CDSC on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II and will not be subject to any CDSC upon redemption.

Expense Ratio Tables.  Expenses of a mutual fund are often measured by its expense ratio (i.e., the ratio of its total expenses for a year divided by its average daily net asset value over the same year).  The following tables:  (1) compare the fees and expenses for the Target Funds and their corresponding Acquiring Funds based on actual expenses of the Target Funds for a recent twelve-month period and estimated expenses of the Acquiring Funds (which are shell Funds created for the purpose of the Reorganizations that will not commence operations until the consummation of the Reorganizations); and (2) show the estimated fees and expenses for the corresponding Combined Funds on a pro forma basis after giving effect to the Reorganizations.  The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders.  The tables enable you to compare and contrast the expense levels for each Target Fund and corresponding Acquiring Fund and obtain a general idea of what the expense levels will be if the Reorganization of the Target Fund occurs.  The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The Arden Fund I expenses are based on actual expenses for the twelve months ended October 31, 2014. The Arden Fund II expenses are based on actual expenses for the twelve months ended October 31, 2014.  Each of the Aberdeen Fund I and Aberdeen Fund II expenses are based on anticipated fees and expenses payable for the current fiscal year, as each of the Aberdeen Fund I and Aberdeen Fund II have not yet commenced operations.

The sales charge and redemption fee structures for the Target Funds and the Acquiring Funds have some differences and are compared in more detail below in the sections titled “What are other differences between the Target Funds and Acquiring Funds? — Sales Load, Redemption Fee and Rule 12b-1 Arrangements for the Target Funds and Acquiring Funds,” and “— Shareholder Transactions and Services of the Target Funds and the Acquiring Funds.”  AAMI has agreed, for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds, to contractually limit operating expenses to 1.99% (excluding any fees paid pursuant to a Rule 12b-1 plan (if applicable to the share class), dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Acquiring Fund, and any fees and expenses related to investments in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) for each class of each Acquiring Fund.  Each Acquiring Fund will carry forward the amount of expenses paid or absorbed by AAMI in excess of the expense limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse AAMI such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause an Acquiring Fund’s ordinary operating expenses to exceed the expense limitation in effect at the time the expense was paid or absorbed.  Although the contractual expense limit of each Acquiring Fund will be the same as its applicable Target Fund, since certain expenses are excluded from the contractual expense limit, it is possible that an Acquiring Fund’s net expense ratio in a given year could exceed a prior net expense ratio of its Target Fund.  The expenses that will be excluded from the contractual expense limit of each Acquiring Fund will be the same expenses that are currently excluded from the contractual expense limit of its applicable Target Fund.

Arden Fund I into Aberdeen Fund I

	Actual	Pro Forma
Shareholder Fees (paid directly from your investment)	Arden Fund I (Class I)	Aberdeen Fund I (Institutional Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	N/A	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A	N/A
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.85%	1.85%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	0.38%	0.38%
Dividend and Interest Expense on Short Positions	1.57%	1.57%
Acquired Fund Fees	0.05%	0.05%
Total Annual Fund Operating Expenses	3.85%	3.85%
Less: Amount of Fee Limitations/Expense Reimbursements	0.24%	0.24%
Total Annual Fund Operating Expenses After Fee Limitations/Expenses Reimbursements	3.61%	3.61%

Arden Fund II into Aberdeen Fund II

	Actual	Actual	Pro Forma	Actual	Pro Forma	Actual	Pro Forma	Actual	Pro Forma
Shareholder Fees (fees paid directly from your investment):	Arden Fund II (Class A)	Arden Fund II (Advisor Class)	Aberdeen Fund II (Class A)	Arden Fund II (Class C)	Aberdeen Fund II (Class C)	Arden Fund II (Class R)	Aberdeen Fund II (Class R)	Arden Fund II (Class I)	Aberdeen Fund II (Institutional Class)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	N/A	5.75%	N/A	N/A	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	N/A	1.00%	1.00%	1.00%	N/A	N/A	N/A	N/A
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	1.00%	1.00%	0.50%	0.50%	N/A	N/A
Other Expenses	2.91%	2.91%	2.95%	2.91%	2.95%	2.91%	2.95%	2.91%	2.95%
Dividend and Interest Expense on Short Positions	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Acquired Fund Fees	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	6.68%	6.68%	6.72%	7.43%	7.47%	6.93%	6.97%	6.43%	6.47%
Less: Amount of Fee Limitations/ Expense Reimbursements	2.77%	2.77%	2.81%	2.77%	2.81%	2.77%	2.81%	2.77%	2.81%
Total Annual Fund Operating Expenses After Fee Limitations/ Expenses Reimbursements	3.91%	3.91%	3.91%	4.66%	4.66%	4.16%	4.16%	3.66%	3.66%

[It is anticipated that following the closing of the Reorganization of Arden Fund II into Aberdeen Fund II, approximately $[•] may be redeemed from Aberdeen Fund II.  If this amount is redeemed, it is expected that the Total Annual Fund Operating Expenses for Aberdeen Fund II would be [•]% for Class A shares, [•]% for Class C shares, [•]% for Class R shares and [•]% for Institutional Class shares, and the Total Annual Fund Operating Expenses After Fee Limitations/Expenses Reimbursements for Aberdeen Fund II would be [•]% for Class A shares, [•]% for Class C shares, [•]% for Class R shares and [•]% for Institutional Class shares.]

Example.   These examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods.  The examples also assume a 5% return each year and no change in expenses or in the expense limitations for the Acquiring Funds, which will be in place for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds.  Although your actual costs may be higher or lower based on these assumptions your costs would be:

Arden Fund I and Aberdeen Fund I

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class I/Institutional Class
Arden Fund I (Class I)	$364	$1,106	$1,869	$3,871

Pro Forma Combined Fund (Institutional Class)	$364	$1,106	$1,869	$3,871

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class I/Institutional Class
Arden Fund I (Class I)	$364	$1,106	$1,869	$3,871

Pro Forma Combined Fund (Institutional Class)	$364	$1,106	$1,869	$3,871

Arden Fund II and Aberdeen Fund II

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Arden Fund II	$1,041	$1,699	$2,468	$4,467
Pro Forma Combined Fund	$1,041	$1,699	$2,468	$4,467

Class C
Arden Fund II	$567	$1,405	$2,350	$4,740

Pro Forma Combined Fund	$567	$1,405	$2,350	$4,740

Class R
Arden Fund II	$418	$1,264	$2,124	$4,339

Pro Forma Combined Fund	$418	$1,264	$2,124	$4,339

Class I/Institutional Class
Arden Fund II (Class I)	$368	$1,120	$1,892	$3,915

Pro Forma Combined Fund (Institutional Class)	$368	$1,120	$1,892	$3,915

Advisor Class/Class A*
Arden Fund II (Advisor Class)	$393	$1,192	$2,009	$4,130

Pro Forma Combined Fund (Class A)	$1,041	$1,699	$2,468	$4,467

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Arden Fund II	$946	$1,699	$2,468	$4,467
Pro Forma Combined Fund	$946	$1,699	$2,468	$4,467
Class C
Arden Fund II	$467	$1,405	$2,350	$4,740
Pro Forma Combined Fund	$467	$1,405	$2,350	$4,740
Class R
Arden Fund II	$418	$1,264	$2,124	$4,339
Pro Forma Combined Fund	$418	$1,264	$2,124	$4,339
Class I/Institutional Class
Arden Fund II (Class I)	$368	$1,120	$1,892	$3,915
Pro Forma Combined Fund (Institutional Class)	$368	$1,120	$1,892	$3,915
Advisor Class/Class A*
Arden Fund II (Advisor Class)	$393	$1,192	$2,009	$4,130
Pro Forma Combined Fund (Class A)	$946	$1,699	$2,468	$4,467

*                                         Pro Forma Combined Fund numbers do not reflect the front-end load and CDSC waivers for legacy Advisor Class shareholders, as more fully described in this Proxy Statement/Prospectus.

How do the Funds’ portfolio turnovers compare?

A Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Each Target Fund’s portfolio turnover rate during its fiscal year ended October 31, 2014, expressed as a percentage of the average value of its portfolio, is shown in the table below.   Each of the Aberdeen Fund I and the Aberdeen Fund II has not yet commenced operations and therefore has no portfolio turnover rate.

Target Fund	Portfolio Turnover
Arden Fund I	460%
Arden Fund II	251	%*

* Covers a period from the commencement of operations on February 3, 2014 through the fiscal period ended October 31, 2014.

How do the Funds’ performances compare?

Each of the Aberdeen Fund I and the Aberdeen Fund II has not yet commenced operations and therefore has no performance history.  As accounting successor to each of the Arden Fund I and Arden Fund II, respectfully, the Acquiring Funds will assume each Target Fund’s historical performance after the Reorganization.  The bar chart and table below illustrates the risks of investing in the Acquiring Fund after the Reorganization.   Past performance (before and after taxes) does not necessarily indicate how the respective Acquiring Fund will perform in the future.

Arden Fund I

Calendar Year Total Returns

For the period shown in the bar chart above:

Best Quarter (1Q13 and 4Q13): 2.99%

Worst Quarter (3Q14): -2.09%

The year-to-date return as of the quarter ended September 30, 2015 is [•]%.

Annual Total Returns

Average Annual Total Returns (for the periods ended December 31, 2014)	One Year	Since Inception (Nov. 27, 2012)
Before Taxes	-0.49%	3.05%
After Taxes on Distributions	-2.17%	1.32%
After Taxes on Distributions and Sale of Shares	0.51%	1.79%
HFRX Absolute Return Index	0.67%	2.28%

(Reflects no deduction for fees, expenses or taxes)

Average annual total returns are shown on a before- and after-tax basis for the Arden Fund I. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Arden Fund I shares.

Arden Fund II

A bar chart and past performance table are not included in this Proxy Statement/Prospectus because the Arden Fund II has not completed a full calendar year of operations.

What are other differences between the Target Funds and Acquiring Funds?

Service Providers

On August 3, 2015, AAMI, Arden and their affiliates entered into a purchase agreement pursuant to which AAMI will acquire Arden.

Arden, a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, serves as the investment adviser to each of the Target Funds.  Arden is currently an independent investment management firm dedicated exclusively to creating and managing portfolios of hedge funds since 1993. Arden provides investment advisory services and management services to commingled hedge funds and registered investment companies. Arden also serves as investment manager or management company to other customized portfolios, and provides investment advice and management services to customized portfolios, on either a discretionary or non-discretionary basis. As of December 31, 2014, Arden had more than $11.36 billion in assets under management.

In anticipation of the Adviser Acquisition, the Board of Trustees of Arden Investment Series Trust (the “Arden Board”) approved the Interim Advisory Agreement under which, effective as of the Adviser Acquisition Closing Date, if that date precedes the closing date of the Reorganization of a Target Fund, AAMI will advise that Target Fund.  AAMI, a Delaware corporation formed in 1993, serves as the investment adviser to each of the Acquiring Funds, and will serve as the investment adviser to each of the Combined Funds. AAMI is a wholly-owned subsidiary of Aberdeen Asset Management PLC, which is the parent company of an asset management group managing approximately $483.3 billion in assets as of June 30, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies.

The Target Funds and Acquiring Funds have different advisers, transfer agents, distributors, and [auditors] as indicated in the table below.  It is anticipated that the service providers to the Acquiring Funds will continue as the service providers to each Combined Fund following the closing of each Reorganization.  For more information about the investment advisory fees of each Target Fund and the corresponding Acquiring Fund and for a detailed description of the management of the Acquiring Funds and other service providers to the Acquiring Funds, please see “Comparison of the Target Funds and the Acquiring Funds — Who manages the Funds?” and “— Who are the other service providers?” below.

	Target Funds Arden Fund Arden Fund II	Acquiring Funds Aberdeen Fund I Aberdeen Fund II
Adviser	Arden*	AAMI
Administrators	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Transfer Agent	U.S. Bancorp Fund Services, LLC	Boston Financial Data Services, Inc.
Custodian	JPMorgan Chase Bank, N.A.	JPMorgan Chase Bank, N.A.
Distributor	Arden Securities LLC	Aberdeen Fund Distributors LLC
Auditor	[•]	KPMG LLP

*                 Arden currently serves as adviser to each Target Fund.  As of the Adviser Acquisition Closing Date, AAMI will acquire Arden and will serve as adviser to each Target Fund pursuant to the Interim Advisory Agreement if the Target Fund’s Reorganization is not consummated by the Adviser Acquisition Closing Date.

Pricing of Shares

The price of each share of a Target Fund or an Acquiring Fund is based on its per share net asset value (“NAV”).  The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in a Fund’s portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

The NAV for shares of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4 p.m. Eastern time) on days the Exchange is open. A purchase, exchange or redemption order will be priced at the next NAV calculated after the order is received by the Fund (plus any applicable sales charge).

The share pricing policies of the Target Funds and the Acquiring Funds are the same.

The following table sets out the sales load, contingent deferred sales charge (“CDSC”), 12b-1 fees and transfer agent out-of-pocket expenses of the Target Funds and Acquiring Funds.  Arden Fund I only offers Class I shares and Aberdeen Fund I will only offer Institutional Class shares.  Arden Fund II offers and Aberdeen Fund II will offer each of the share classes described below.

Target Funds	Acquiring Funds
Sales Load

Class A shares are the only class of shares of the Fund that charge a front-end sales load (of up to 5.75%, subject to breakpoints) in connection with purchasing shares.

Class A shares are the only class of shares of the Fund that charge a front-end sales load (of up to 5.75%, subject to breakpoints) in connection with purchasing shares.

Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II.

Contingent Deferred Sales Charge

For purchases of Class A shares not subject to a sales charge, a CDSC of up to 1.00% will be charged on redemptions within 18 months of purchase.

Purchases of Class C shares are subject to a CDSC of 1% that will be imposed if you sell your Shares within 12 months after purchase.

Other classes of shares are not subject to a CDSC.

For purchases of Class A shares subject to a finder’s fee and not subject to a sales charge, a CDSC of up to 1.00% will be charged on redemptions within 18 months of purchase.

Shareholders that receive Class A shares of Aberdeen Fund II in connection with its Reorganization will not be charged a CDSC when selling those Class A shares received in connection with the Reorganization.

Purchases of Class C shares are subject to a CDSC of 1% that will be imposed if you sell your Shares within 12 months after purchase.

Shareholders that receive Class C shares of Aberdeen Fund II in connection with its Reorganization will not be charged a CDSC when selling those Class C shares received in connection with the Reorganization.

Other classes of shares are not subject to a CDSC.

12b-1 Fees

There is a distribution and service fee of 0.25% on Class A shares and Advisor Class shares, 1.0% on Class C shares, and 0.5% on Class R shares. Class I shares are not subject to a distribution and service fee.

There is a distribution and service fee of 0.25% on Class A shares. Class R shares are subject to a distribution fee of 0.25% and a service fee of 0.25% (total 0.50%). Class C shares are subject to a 0.75% distribution fee and a 0.25% service fee (1.00% total). Institutional Class shares are not subject to a distribution and service fee.

Transfer Agent Out-of-Pocket Expenses

For its services as transfer agent, the transfer agent receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

The Fund may pay and/or reimburse transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Fund, subject to certain limitations approved by the Aberdeen Board.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

Where can I find more financial information about the Funds?

Each Target Fund’s annual report and semiannual report, which are incorporated by reference into the Statement of Additional Information, contain a discussion of the Target Fund’s performance during the past fiscal year and the fiscal period ending April 30, 2015, respectively, and shows per share information for each since inception. These documents also are available upon request. (See “More Information About the Funds” below.) Each of the Acquiring Funds has not yet commenced operations and thus has yet to publish an annual or semi-annual report.

What are the principal risks associated with investments in the Funds?

The risks identified below are the principal risks of investing in the Funds. All investments have risks to some degree and it is possible that you could lose money by investing in a Fund. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee a Fund will achieve its investment objective.  For more information on the risks associated with an Acquiring Fund, see the “Additional Information on Portfolio Instruments and Investment Policies” section of the Acquiring Funds’ Statement of Additional Information.

Comparison of Principal Risks

Because the Funds have identical investment objectives and substantially similar principal investment strategies, the Funds generally are subject to substantially similar investment risks, with the following differences:

•                  Aberdeen Fund II has “Derivatives — Forward Foreign Currency Contracts Risk” as a principal risk, while Arden Fund II does not have a similar principal risk.  This risk is a principal risk of Arden Fund I and Aberdeen Fund I.

•                  Aberdeen Fund II lists commodity futures in its “Derivatives Futures Risk,” while Arden Fund II does not.  Commodity futures are listed in “Derivatives and Futures Risk” for Arden Fund I and Aberdeen Fund I.

•                  Aberdeen Fund II has “Derivatives Swaps/Contracts for Differences Risk” as a principal risk, while Arden Fund II only has “Derivatives Swaps Risk” as a principal risk.  “Derivatives Swaps/Contracts for Differences Risk” is a principal risk of Arden Fund I and Aberdeen Fund I.

•                  Aberdeen Fund I lists reverse repurchase agreements in its “Leverage” principal risk, while Arden Fund I does not.  Reverse repurchase agreements are listed in “Leverage” risk for Arden Fund II and Aberdeen Fund II.

Each Target Fund and each Acquiring Fund is subject to the principal risks set out below.

•        Multi-Manager Risk is that the success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Fund’s investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

•        Event-Driven Trading involves the risk that the event identified may not occur as anticipated or may not have the anticipated effect, which may result in a negative impact upon the market price of securities held by the Fund.

•        Equity Market Risk is the risk that the market value of the securities in which the Fund invests may fall or fail to rise.

•        Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.

•        Company Risk is the risk that a company in which the Fund is invested may perform poorly, and therefore, the value of its stocks and other securities may decline.

•        Differential Strategy Risk. Based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for the Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Adviser (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Fund’s performance to deviate materially from those of the Related Accounts.

•        Risks of Foreign Investing is the risk that because the Fund may invest in foreign securities, the Fund may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the Investment Company Act of 1940 (the “1940 Act”) and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore Underlying Funds.

•        Emerging and Developing Markets Risk is the risk associated with the Fund’s investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and may have less stable governments, more volatile currencies and less established markets that are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

•        Asset-Backed Securities Risk. The Fund may invest in asset-backed securities. The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•        Liquidity Risk. Liquidity risk is the risk arising from a lack of marketability of certain securities, which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forgo another, more appealing investment opportunity.

•        Derivatives may be a significant component of the Fund’s investment strategy. Derivatives are subject to the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives will typically increase exposure to the principal risks to which the Fund is otherwise exposed, and are subject to the following additional risks:

•        Counterparty credit risk (the risk that a counterparty to the derivative instrument becomes bankrupt, insolvent, enters administration, liquidates or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment, and any recovery may be delayed);

•        Hedging risk (the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains);

•        Correlation risk (the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses);

•        Liquidity risk (the risk that the derivative instrument may be difficult or impossible to sell or terminate); and

•        Leverage risk (the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument).

•        Derivatives — Forward Foreign Currency Contracts Risk is the risk that the Fund may be exposed to when it agrees to enter into a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value due to foreign currency value fluctuations. Currency exchange rate fluctuations may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful. The Fund’s investment or hedging strategies may not achieve their objective. Investment in these instruments also subjects the Fund to counterparty risk.

•        Derivatives Futures Risk is the risk that the Fund may be exposed to if it enters into futures contracts, including currency, bond, commodity, index and interest rate futures, for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.  These risks are in addition to the general “Derivatives Risks” described above.

•        Derivatives Options Risk is the risk that the Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

•        Derivatives Swaps/Contracts for Differences Risk involves greater risks than direct investment in the underlying securities, because swaps and contracts for differences are subject to the risks relating to “Derivatives” described above. Further, total return swaps and contracts for differences are also subject to the particular risk that they could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

•        Short Sales are expected to comprise a significant component of the Fund’s investment strategy. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Fund to leverage risk (i.e., the risk that losses could well exceed the Fund’s investment). This can occur, for example, when the Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

•        Debt Securities held by the Fund are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Fund may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Fund to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

•        Convertible Securities held by the Fund are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

•        Leverage. Some or all of the Fund’s Sub-Advisers may borrow money from banks for investment purposes and, thus, the Fund may make margin purchases of securities, to the extent permitted by the 1940 Act. This practice, which is known as “leverage,” is speculative and can involve significant risk of loss. The Fund is also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using short sales, securities lending, reverse repurchase agreements, derivatives or other instruments where the risk of loss exceeds the amount invested.

•        Lending Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Fund’s total assets. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loans and obtain the return of the securities loaned. The Fund will be entitled to the interest and dividends on its loaned securities. These loans are expected to be used to leverage the Fund’s assets - - i.e., while the Fund continues to receive the income on the loaned securities, it can invest the cash collateral received in any securities or instruments consistent with the Fund’s investment objective and earn returns thereon. The Fund will be required to return the collateral with the interest at a predetermined fixed or floating rate and because the Fund’s interest obligation and transaction costs may turn out to be greater or less than the return on the Fund’s investment of the collateral, the Fund may lose or gain from engaging in the securities lending transaction.

•        Exchange-Traded Fund (“ETF”) Risk. The Fund may invest in ETFs, which are subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF.

•        Portfolio Turnover. The Fund may engage in short-term trading. This means that the Fund may buy a security and sell that security a short period of time after its purchase. Short-term trading causes the Fund to have a high portfolio turnover rate, which could, in turn, generate higher transaction costs (due to commissions or dealer mark-ups and other expenses), and reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable income recognized by shareholders of the Fund, may reduce the after-tax returns of the shareholders, and, in particular, may generate short-term capital gains, which are taxed at ordinary income tax rates.

REASONS FOR THE REORGANIZATIONS

Background

On August 3, 2015, AAMI, Arden and their affiliates entered into a purchase agreement pursuant to which AAMI will acquire Arden.  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.  In anticipation of the Adviser Acquisition, the Arden Board approved the Interim Advisory Agreement under which, as of the Adviser Acquisition Closing Date, if that date precedes the closing date of the Reorganization of a Target Fund, AAMI will advise that Target Fund.  The primary purpose of the Reorganizations is to move the assets of the Target Funds from the Arden Investment Series Trust to corresponding Acquiring Funds, which are newly organized series of the Aberdeen Funds, and to maintain the continuity of each Target Fund’s investment program. If the Reorganizations are approved and consummated, you would no longer be a shareholder of a Target Fund, but would become a shareholder of the corresponding Acquiring Fund, which has identical investment objectives and substantially similar strategies and policies as the corresponding Target Fund. Each Acquiring Fund was established solely for the purposes of effecting the Reorganizations and will carry on the business of the corresponding Target Fund and inherit its performance and financial records.

A discussion of each Arden Board’s considerations with respect to the relevant Reorganization are set out below.

Board Consideration of the Reorganizations

The Arden Board, including the independent board members, unanimously approved each Reorganization, on behalf of each of the Target Funds, and determined to recommend that shareholders of each Target Fund approve each Reorganization.  In connection with the Board’s review of each Reorganization, Arden and AAMI advised the Board about a variety of matters, including, but not limited to:

[1.                                  the substantial similarities in the investment objectives, policies and risks of the Acquiring Funds as compared to the Target Funds;

2.                                      the continuity of each Target Fund’s portfolio management team;

3.                                      the representations from AAMI that it would provide the Acquiring Funds with at least the same scope and quality of services currently being provided to the Target Funds;

4.                                      that it is expected that all of the Target Fund’s current sub-advisers will continue to serve as sub-advisers of the Acquiring Funds;

5.                                      that it is expected that the Target Fund’s administrator and custodian will continue to provide services of the same scope and quality of services to the Acquiring Funds;

6.                                      that although it is expected that both the distributor and transfer agent will change for the Acquiring Funds, it is expected that the proposed new service providers are expected to provide services of the same scope and quality as those provided by the current distributor and transfer agent for the Target Funds;

7.                                      the current and future sales and asset growth potential of the Acquiring Funds as compared to the Target Funds;

8.                                      the potential for broader distribution opportunities of the Acquiring Funds as compared to the Target Funds due to the wider distribution network of the Acquiring Funds’ distributor;

9.                                      that it is expected the Target Funds will become part of a larger open-end fund complex where economies of scale may potentially be realized through shared expenses;

10.                               that expenses for each Acquiring Fund will be limited as a result of Aberdeen having agreed for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of the Acquiring Funds, to contractually limit operating expenses to 1.99% (excluding certain expenses) for each class of each Acquiring Fund, which is the same expense limitation level as is currently in place with respect to each class of each Target Fund;

11.                               Arden’s and AAMI’s representation that the Reorganization is not expected to result in any diminution in the level or quality of services that Target Fund shareholders currently receive;

12.                               all of the expenses of the Reorganization, such as the expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement/Prospectus, will be borne by Arden and AAMI (and not the Target Funds);

13.                               that because shares of each Acquiring Fund will be issued at net asset value in exchange for the net assets of the corresponding Target Fund having a value equal to the aggregate net asset value of such shares, the net asset value per share of each Target Fund should remain virtually unchanged solely as a result of the Reorganizations and therefore the Reorganizations would not result in dilution of the net asset values of the Target Funds immediately following consummation of the Reorganizations; and

14.                               the expected tax-free nature of the Reorganization.]

In its deliberations, the Arden Board considered all information it received, as described above, as well as advice and analysis from its counsel.  The Arden Board considered each Reorganization and the impact of each Reorganization on the shareholders of each Target Fund.  The Arden Board concluded, based on all of the information presented, that each Reorganization is in the best interest of each Target Fund’s shareholders, and decided to recommend that each Target Fund’s shareholders approve the Reorganization applicable to that Fund.

In addition to the above factors, each Board considered the terms and conditions of the Agreement and Plan of Reorganization.

After considering all the above factors, the Arden Board unanimously concluded that the Reorganizations would be in the best interests of each Target Fund and its shareholders and that the interests of the shareholders of each Target Fund will not be diluted as a result of the Reorganization.  The determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Arden Board unanimously recommends that shareholders of the applicable Target Fund approve the Reorganization relating to their Target Fund.

The Reorganization Agreement is subject to certain closing conditions and termination rights, including the Arden Board’s right to terminate the Reorganization Agreement if it determines that proceeding with the Reorganization is inadvisable for the relevant Target Fund.

On [•], 2015, the Board of Trustees of Aberdeen Funds also concluded that each Reorganization is in the best interests of the applicable Acquiring Fund and unanimously approved each Reorganization on behalf of the applicable Acquiring Fund.

FOR THE REASONS DISCUSSED ABOVE, THE ARDEN BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR PROPOSAL 1 WITH RESPECT TO YOUR TARGET FUND.

MORE INFORMATION ABOUT THE REORGANIZATIONS AND THE REORGANIZATION AGREEMENT

The following is a summary of the Reorganization Agreement and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will each Reorganization be carried out?

First, the Reorganization of each Target Fund must be approved by its shareholders. In the event a Target Fund fails to receive sufficient votes for approval of its Reorganization, management will consider whether to continue further solicitations. If the shareholders of a Target Fund do not approve the Reorganization relating to their Target Fund, the Arden Board will consider other possible courses of action for the Target Fund.  The approval of the Reorganization Agreement by the shareholders of Arden Fund I is a condition to closing the Adviser Acquisition, which may be waived by AAMI and its affiliates in their sole discretion.

If the shareholders of a Target Fund approve the Reorganization relating to their Target Fund, the Reorganization will take place after the parties to the Reorganization Agreement satisfy various conditions.  The Reorganization Agreement contains a number of conditions that must be met before either a Target Fund or an Acquiring Fund is obligated to proceed with a Reorganization.  These include, among others, that (1) a Target Fund receives from Aberdeen Funds’ special counsel and Aberdeen Funds receives from the Target Fund’s counsel certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with certain laws and regulations (including an opinion from special counsel to Aberdeen Funds that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (2) both the Target Fund and Aberdeen Funds receive from Aberdeen Funds’ counsel the tax opinion described below under “What are the federal income tax consequences of the Reorganizations?”; and (3) both the Target Fund and Aberdeen Funds receive certain certificates from the others’ officers concerning the continuing accuracy of its representations and warranties made in the Reorganization Agreement.  The Reorganization Agreement contains a number of representations and warranties made by each Target Fund to Aberdeen Funds related to, among other things, its legal status, compliance with laws and regulations and financial position and also contains similar representations and warranties made by Aberdeen Funds to each Target Fund.

If the shareholders of the Target Funds approve the Reorganization Agreement and various conditions are satisfied, each Target Fund will deliver to the corresponding Acquiring Fund all of its assets and the Acquiring Fund will assume all of the corresponding Target Fund’s liabilities on the closing date of the applicable Reorganization.  In the exchange, each Target Fund will receive the Acquiring Fund’s shares to be distributed pro rata to the Target Fund’s shareholders.  Each shareholder of a Target Fund will receive the number of full and fractional shares of its corresponding Acquiring Fund and share class equal in value to the value of the shares of the Target Fund as follows:

Target Fund	Acquiring Fund
Arden Fund I	Aberdeen Fund I
Class I	Institutional Class

Arden Fund II	Aberdeen Fund II
Class A	Class A
Class C	Class C
Class R	Class R
Class I	Institutional Class
Advisor Class	Class A*

*                                         Advisor Class shareholders of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization that will not be subject to a front-end sales charge or a CDSC on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II and will not be subject to any CDSC upon redemption.

The Reorganizations are scheduled to occur on a date agreed to by the parties to the Reorganization Agreement (hereafter, the “Closing Date”), which is currently expected to be in the [•] quarter of [•].  The value of the assets of each Target Fund will be the value of such assets as of the close of business of the NYSE (normally 4:00 p.m., Eastern time) and after the declaration of any dividends immediately preceding the closing date.

The liquidation and distribution with respect to each class of a Target Fund’s shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Target Fund on the books of the corresponding Acquiring Fund to newly-opened accounts on the books of that Acquiring Fund in the names of the Target Fund shareholders.  All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund.  The Acquiring Fund will not issue certificates representing the Acquiring Fund shares issued in connection with such exchange.

After such distribution by each Target Fund, Arden Investment Series Trust will take all necessary steps under the 1940 Act, applicable state law, its governing instruments, and any other applicable law to cease operating as an investment company and to cease the continuous offering of its shares, and to liquidate.

The Reorganization Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Aberdeen Funds and the Arden Investment Series Trust.  The Reorganization Agreement may be terminated at any time at or prior to the Closing Date by the mutual agreement of the parties. In addition, either the Aberdeen Funds or the Arden Investment Series Trust may terminate the Reorganization Agreement at or before the Closing Date due to: (a) a material breach by the other party of any representation, warranty or agreement contained in the Reorganization Agreement to be performed at or before the Closing Date, if not cured within 30 days; (b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (c) a determination by the Aberdeen Board or the Arden Board that the consummation of the Reorganization contemplated in the Reorganization Agreement is not in the best interests of the Acquiring Fund or Target Fund, respectively.  In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Target Fund, Aberdeen Funds, Arden Investment Series Trust or their respective board members and officers.  In the event of willful default under the Reorganization Agreement, all remedies at law or in equity of the party adversely affected shall survive.

If the Reorganization of your Target Fund is approved and you do not wish to have your Target Fund shares exchanged for shares of the corresponding Acquiring Fund, you should redeem your Target Fund shares prior to the completion of the Reorganization.  If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to a Reorganization and your shares are subject to a CDSC, your redemption proceeds will be reduced by any applicable sales charge.

Who will pay the expenses of the Reorganizations?

The reasonable expenses associated with each Reorganization will be borne solely by Arden or its affiliates and AAMI or its affiliates and will not be borne by shareholders (shareholders will continue to pay brokerage or trading expenses).

What are the federal income tax consequences of the Reorganizations?

Treatment as a Tax-Free Reorganization. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Based on certain assumptions made and representations to be made on behalf of the Target Funds and the Acquiring Funds, it is expected that Willkie Farr & Gallagher LLP will provide a legal opinion to the effect that, for federal income tax purposes:

•                  Shareholders of a Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the corresponding Acquiring Fund;

•                  No gain or loss will be recognized by any Target Fund (a) upon the transfer of its assets to the applicable Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by each Acquiring Fund of the liabilities of the applicable Target Fund or (b) upon the distribution of the Acquiring Fund shares by each Target Fund to its shareholders in liquidation, as contemplated in the Reorganization Agreement, except for any gain or loss that may be required to be recognized solely as a result of the ending of a Target Fund’s taxable year due to a Reorganization;

•                  Neither an Acquiring Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of a Target Fund;

•                  The tax basis of the assets of each Target Fund acquired by the applicable Acquiring Fund will be the same as the tax basis of such assets in the hands of such Target Fund immediately prior to the transfer and the holding period of the assets of each Target Fund in the hands of the applicable Acquiring Fund will include the periods during which such assets were held by such Target Fund except for any tax basis or holding period adjustments that may be required solely as a result of the ending of a Target Fund’s taxable year due to a Reorganization;

•                  The holding period and aggregate tax basis for Acquiring Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder, provided that the shareholder held Target Fund shares as a capital asset at the time of a Reorganization; and

•                  Each Acquiring Fund will succeed to and take into account the items of the applicable Target Fund described in Section 381(c) of the Code.

Neither Arden nor AAMI has sought a tax ruling from the IRS.  Opinions of counsel are not binding upon the IRS or the courts.  If a Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

General Limitation on Capital Losses. In certain cases, a Fund’s ability to use capital losses is limited following a reorganization.  These limitations generally do not apply if the reorganization qualifies as a reorganization under Section 368(a)(1)(F) of the Code.  Each Reorganization is expected to qualify as a reorganization under Section 368(a)(1)(F) of the Code, so these limitations generally should not apply to the Acquiring Funds.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization of a Target Fund, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares of the Acquiring Fund for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of a Reorganization because the discussion above only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Funds?

If the Reorganizations of the Target Funds are approved by the Target Funds’ shareholders, full and fractional shares of the Acquiring Funds will be distributed to shareholders of the Target Funds in accordance with the procedures described above.  When issued, each share will be validly issued and fully paid and non-assessable and will have no pre-emptive or conversion rights.  The shares of the Acquiring Funds will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  As of the Closing Date, outstanding certificates, if any, representing shares of the Target Funds will be cancelled.

The Aberdeen Fund II does not offer Advisor Class shares.  Advisor Class shareholders of Arden Fund II will receive Class A shares of Aberdeen Fund II as part of the applicable Reorganization that will not be subject to a front-end sales charge or a CDSC on any subsequent redemption.  Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II and will not be subject to any CDSC upon redemption.

What are the capitalizations of the Funds and what might the capitalizations be after the Reorganizations?

The capitalization tables below set out, as of July 31, 2015, the separate capitalizations of each Target Fund and the corresponding Acquiring Fund, and the estimated capitalization of each Acquiring Fund as adjusted to give effect to each proposed Reorganization.  The following are examples of the number of shares of an Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund if a Reorganization were consummated on July 31, 2015 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs.  Each shareholder of a Target Fund will receive the number of full and fractional shares of the corresponding Acquiring Fund equal in value to the value (as of the last Business Day prior to the Closing Date) of the shares of the Target Fund.  References to Class I shares below refer to the Target Funds share class and references to Institutional Class below refer to the Acquiring Funds share class.

Arden Fund I and Aberdeen Fund I

	Arden Fund I (unaudited)	Aberdeen Fund I (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization (estimated)
Net Assets
Class I / Institutional Class	$978,861,406.15	N/A	N/A	$978,861,406.15

Shares outstanding
Class I / Institutional Class	102,068,329.049	N/A	N/A	102,068,329.049

Net asset value per share
Class I / Institutional Class	$9.59	N/A	N/A	$9.59

Arden Fund II and Aberdeen Fund II

	Arden Fund II (unaudited)	Aberdeen Fund II (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization (estimated)
Net Assets
Class A	$—	N/A	$2,368,841.99	$2,368,841.99
Class C	$—	N/A	—	—
Class R	$—	N/A	—	—
Class I / Institutional Class	$73,812,425.65	N/A	—	$73,812,425.65
Advisor Class	$2,368,841.99	N/A	$(2,368,841.99)	—

Shares outstanding
Class A	—	N/A	243,265.741	243,265.741
Class C	—	N/A	—	—
Class R	—	N/A	—	—
Class I / Institutional Class	7,554,186.315	N/A	—	7,554,186.315
Advisor Class	243,265.741	N/A	(243,265.741)	—

Net asset value per share
Class A	N/A	N/A	N/A	$9.74
Class C	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A
Class I / Institutional Class	$9.77	N/A	N/A	$9.77
Advisor Class	$9.74	N/A	N/A	N/A

[It is anticipated that following the closing of the Reorganization of Arden Fund II into Aberdeen Fund II, approximately $[•] may be redeemed from Aberdeen Fund II.  If this amount is redeemed, it is expected that the Total Annual Fund Operating Expenses for Aberdeen Fund II would be [•]% for Class A shares, [•]% for Class C shares, [•]% for Class R shares and [•]% for Institutional Class shares, and the Total Annual Fund Operating Expenses After Fee Limitations/Expenses Reimbursements for Aberdeen Fund II would be [•]% for Class A shares, [•]% for Class C shares, [•]% for Class R shares and [•]% for Institutional Class shares.]

COMPARISON OF TARGET FUNDS AND ACQUIRING FUNDS

Who manages the Funds?

Target Funds. Arden, located at 375 Park Avenue, 32nd Floor, New York, New York 10152, serves as the investment adviser to the Target Funds.  Arden, a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, serves as the investment adviser to each of the Target Funds.  Arden is currently an independent investment management firm dedicated exclusively to creating and managing portfolios of hedge funds since 1993. Arden provides investment advisory services and management services to commingled hedge funds and registered investment companies. Arden also serves as investment manager or management company to other customized portfolios, and provides investment advice and management services to customized portfolios, on either a discretionary or non-discretionary basis. As of December 31, 2014, Arden had more than $11.36 billion in assets under management.

Acquiring Funds.  AAMI, a Delaware corporation formed in 1994, is a registered investment adviser and serves as the investment adviser to each Acquiring Fund. AAMI’s principal place of business is 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103.  AAMI is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which is the parent company of an asset management group managing approximately $483.3 billion in assets as of June 30, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies.

Pursuant to an investment advisory agreement with Aberdeen Funds, AAMI will manage each Acquiring Fund in accordance with the policies and procedures established by the Aberdeen Board.  In rendering investment advisory services, AAMI may use the resources of investment advisor subsidiaries of Aberdeen PLC. These affiliates have entered into a memorandum of understanding with AAMI pursuant to which investment professionals from each affiliate may render portfolio management, research or trading services to clients of AAMI, including the Acquiring Funds, as associated persons of AAMI, subject to supervision by AAMI.

Portfolio Manager Information

Target Funds.  The Target Funds are managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Target Funds: Averell H. Mortimer, Henry P. Davis, Ian McDonald and Darren Wolf.

Averell H. Mortimer. Mr. Mortimer is the founder and Chief Executive Officer of Arden.  Mr. Mortimer is also chairman of Arden’s investment committee and is responsible for Arden’s overall investment process.  With over twenty years experience on Wall Street, Mr. Mortimer has worked in a variety of investment fields, including investment banking, venture capital and investment management. Mr. Mortimer received a B.A. from the University of Colorado in 1980 and an M.B.A. from Columbia University’s School of Business in 1984.

Henry P. Davis. Mr. Davis is President of Arden and a member of Arden’s investment committee.  Mr. Davis is responsible for supervising Arden’s research activities and is also actively involved in manager selection and portfolio management for each of the Target Funds. Prior to joining Arden, the adviser of the Target Funds, Mr. Davis was an investment advisor to several high net worth families with responsibility for manager selection, oversight and asset allocation decisions. Previously, Mr. Davis was an attorney with Davis Polk & Wardwell, specializing in corporate and asset management work for hedge funds and other investment vehicles. Mr. Davis is a graduate of Yale Law School and Cornell University, where he graduated summa cum laude and was elected to Phi Beta Kappa in 1988.

Ian McDonald. Mr. McDonald is a managing director at Arden and is a member of Arden’s investment committee. Mr. McDonald is responsible for supervising Arden’s research activities and is also actively involved in manager selection and portfolio management for each of the Target Funds. Mr. McDonald works out of London. Prior to joining Arden, the adviser of the Target Funds, Mr. McDonald worked at Morgan Stanley in the International Prime Brokerage Group’s European Capital Introduction division. In this role, he was responsible for introducing hedge funds to a variety of prospective investors, including fund of funds, private banks, pension funds, endowments and foundations. Before joining Morgan Stanley, Mr. McDonald was an investment consultant in the London office of Cambridge Associates and was responsible for monitoring European hedge fund managers. Prior to that, he was based in Cambridge’s Boston office where he focused on manager selection and due diligence of U.S. hedge funds. Mr. McDonald graduated with an MA (Honors) degree in Economic and Social History from the University of St. Andrews in Scotland.

Darren Wolf. Mr. Wolf is the director of research and a member of Arden’s investment committee.  Mr. Wolf is responsible for managing the day-to-day research activities of Arden, the adviser of the Target Funds.  Previously, Mr. Wolf was on the Investment Committee and the Head of Research at Robeco-Sage Investment Management, where he joined as a member of the investment team in 2001.  Mr. Wolf is a graduate of Yeshiva University’s Sy Syms School of Business where he studied Finance and advanced work in Management Information Systems. Mr. Wolf is a CFA Charterholder and a member of the New York Society of Security Analysts (NYSSA).

The Statement of Additional Information for the Arden Fund I dated February 27, 2015, and the Statement of Additional Information for the Arden Fund II dated February 27, 2015, provide additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of shares in the respective Target Fund.

Acquiring Funds.  The Acquiring Funds are managed by AAMI. AAMI does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows AAMI to perform the diligent research required by AAMI’s process. The experience of senior managers provides the confidence needed to take a long-term view. The Team will be jointly and primarily responsible for the day-to-

day management of the Acquiring Funds, with the following members having the most significant responsibility for the day-to-day management of the Acquiring Funds:

Averell H. Mortimer. Mr. Mortimer is expected to become an employee of AAMI following the reorganizations of the Target Funds into the Acquiring Funds.

Henry P. Davis. Mr. Davis is expected to become an employee of AAMI following the reorganizations of the Target Funds into the Acquiring Funds.

Ian McDonald. Mr. McDonald is expected to become an employee of Aberdeen following the reorganizations of the Target Funds into the Acquiring Funds.

Darren Wolf. Mr. Wolf is expected to become an employee of AAMI following the reorganizations of the Target Funds into the Acquiring Funds.

Russell Barlow. Mr. Barlow is the Head of Hedge Funds, based in Aberdeen’s London office. Russell is chairman of the Hedge Fund Investment Committee, the Deputy Chair of the Pan Alternatives Investment Committee and also has responsibility for co-mingled Hedge Fund portfolios. Russell joined Aberdeen in 2010 via the acquisition of various asset management businesses from Royal Bank of Scotland where he was the Head of the Global Event Team. Prior to joining the hedge fund investment team, Russell worked for Coutts & Co where he managed the UK Valuations Team from 1998 to 2000. Russell graduated with a BA in Geography from the University of Greenwich.

Vicky Hudson.  Ms. Hudson is a Senior Investment Manager on Aberdeen’s Hedge Funds Team. Vicky joined Aberdeen in 2010 via the acquisition of various asset management businesses from Royal Bank of Scotland where she was the head of the UK & European Equities team. Vicky joined this investment team in 1998, helping to establish the long-only multi-manager strategies.  She is currently responsible for the selection and monitoring of long-only and long-short Pan European equity managers. Vicky graduated with a BSc (Hons) in Economics and is a Fellow of the Chartered Institute for Securities & Investment (CISI). She has completed the Investment Management Programme at the London Business School and is presently co-Chair of the Fund Management Exam Panel for the CISI.

Peter Wasko. Mr. Wasko is a Senior Investment Manager on Aberdeen’s Hedge Funds Team. Peter joined Aberdeen in 2010 via the acquisition of various asset management businesses from Royal Bank of Scotland where he was the Head of the US & Global Equities team. He was responsible for managing, monitoring and selection for long-only and hedge funds.  Peter has over ten years’ investment experience and has been conducting fund manager research for the past five years. Prior to joining RBS Asset Management in 2004, Peter worked from Merrill Lynch Investment Managers (MLIM) in London where he headed the North American research effort for the Multi-Manager team (with USD2bn in AUM). Peter graduated with an MBA in Finance and a BS in Accounting at Rider University, New Jersey. He is a CFA® Charterholder and is Series 7 certified.

The Statement of Additional Information for the Acquiring Funds dated [•], 2015 provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of shares in the Acquiring Funds.

What management fees do the Funds pay?

The annual investment advisory fee for each Fund, as a percentage of the Fund’s average daily net assets, is as follows:

Target Funds	Advisory Fee	Acquiring Funds	Advisory Fee
Arden Fund I	1.85% on assets up to $1 billion; 1.65% on assets between $1 billion and $2 billion; and 1.50% on assets over $2 billion.	Aberdeen Fund I	1.85% on assets up to $1 billion; 1.65% on assets between $1 billion and $2 billion; and 1.50% on assets over $2 billion.

Arden Fund II	1.85% on assets up to $1 billion; 1.65% on assets between $1 billion and $2 billion; and 1.50% on assets over $2 billion.	Aberdeen Fund II	1.85% on assets up to $1 billion; 1.65% on assets between $1 billion and $2 billion; and 1.50% on assets over $2 billion.

AAMI has agreed for an indefinite period, unless sooner terminated at the sole discretion of the Board of Trustees of Aberdeen Funds, to contractually limit operating expenses to 1.99% (excluding any fees paid pursuant to a Rule 12b-1 plan (if applicable to the share class), dividend and interest expenses on short sales as well as other investment-related expenses, such as transaction costs, commissions, costs related to any securities lending program, inverse floater program fees and expenses, and interest, taxes and extraordinary expenses of the Acquiring Fund, and any fees and expenses related to investments in hedge funds, funds traded publicly on foreign exchanges, and, to a lesser extent, affiliated and unaffiliated open-end and closed-end registered investment companies) for each class of each Acquiring Fund so that its net expense ratio will not exceed the net expense ratio of the corresponding class of the corresponding Target Fund in effect at the time of the Reorganization.  Each Acquiring Fund will carry forward the amount of expenses paid or absorbed by AAMI in excess of the expense limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse AAMI such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause an Acquiring Fund’s ordinary operating expenses to exceed the expense limitation in effect at the time the expense was paid or absorbed.

A discussion regarding the basis of the Arden Board’s approval of each Target Fund’s investment advisory contract is available in the Annual Report to shareholders for Arden Fund I and Arden Fund II for the period ended October 31, 2014. A discussion regarding the basis for approval of each Acquiring Fund’s investment advisory agreement will be available in that Fund’s first shareholder report.

Who are the other service providers?

Distribution and Rule 12b-1 Plan

Target Funds. Arden Securities LLC, located at Three Canal Plaza, Portland, Maine 04101, serves as the exclusive distributor for the Target Funds.  Arden Fund II has adopted a distribution and service (12b-1) plan, pursuant to Rule 12b-1 under the 1940 Act, to compensate Arden Securities LLC and other dealers and investment representatives for services and expenses relating to the sale and distribution of Arden Fund II’s shares and for providing shareholder services. 12b-1 fees are paid from Arden Fund II assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

•                  0.25% of the average daily net assets of Class A shares of Arden Fund II (distribution or service fee);

•                  1.00% of the average daily net assets of Class C shares of Arden Fund II (0.25% service fee);

•                  0.50% of the average daily net assets of the Class R Shares of Arden Fund II (0.25% of which must be either a distribution or service fee); and

•                  0.25% of the average daily net assets of Advisor Class shares of Arden Fund II (distribution or service fee).

Acquiring Funds. Aberdeen Fund Distributors LLC (“AFD”), an affiliate of AAMI, located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, serves as the Acquiring Funds’ primary distributor.  Aberdeen Fund II has adopted a 12b-1 Plan with respect to certain classes of shares.  The 12b-1 Plan permits Aberdeen Fund II to compensate AFD for expenses associated with the distribution of certain classes of shares of Aberdeen Fund II.

Aberdeen Fund II pays AFD an annual fee in an amount that will not exceed the following amounts:

•                  0.25% of the average daily net assets of Class A shares of Aberdeen Fund II (distribution or service fee);

•                  1.00% of the average daily net assets of Class C shares of Aberdeen Fund II (0.25% service fee); and

•                  0.50% of the average daily net assets of the Class R Shares of Aberdeen Fund II (0.25% of which must be either a distribution or service fee).

Subadvisers

The Arden Board has approved the following subadvisers with respect to one or both of the Target Funds pursuant to separate subadvisory agreements with each subadviser. As of the closing of the Reorganizations, the Aberdeen Board will have approved the following subadvisers with respect to one or both of the Acquiring Funds pursuant to separate subadvisory agreements with each subadviser. The fee paid to each subadviser by Arden, and the fee to be paid to each subadviser by AAMI, is governed by its respective subadvisory agreement. Information relating to individual subadvisers has been provided below.

Investment Strategy	Subadviser
Relative Value — Equity and Tactical (Portfolio Hedging)	Achievement Asset Management LLC
Relative Value — Equity	Algert Global LLC
Event Driven — Credit	Canyon - River Canyon Fund Management LLC
Equity Hedge	Chilton Investment Company, LLC
Relative Value — Credit	CQS (US), LLC
Global Macro	D. E. Shaw Investment Management, L.L.C.
Global Macro	Ellington Management Group, L.L.C.
Global Macro	Goldman Sachs Asset Management, L.P.
Event Driven — Equity	JANA Partners LLC
Equity Hedge	J.P. Morgan Investment Management Inc.
Equity Hedge	Otter Creek Advisors, LLC
Relative Value — Equity	PanAgora Asset Management, Inc.
Relative Value — Equity	Santa Fe Partners LLC
Relative Value — Equity	Whitebox Advisors LLC
Event Driven — Equity	York Registered Holdings, L.P.

Pursuant to the subadvisory agreements, the subadvisers have been delegated responsibility for each Fund’s day-to-day management for the assets of the Fund allocated to such subadvisers. Each subadvisory agreement provides in substance that the subadvisers will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund’s assets. The subadvisory agreements permit each subadviser to effect securities transactions on behalf of the applicable Fund through associated persons of the subadviser. The subadvisory agreements also specifically permit the subadvisers to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the applicable Fund, although the subadvisers have no current plans to pay a material amount of such compensation. In the discretion of Arden or AAMI, as applicable, at any time, a Fund may have no assets allocated to a particular subadviser (i.e., a zero allocation).  Allocations may change at any time (or not at all).

Multi-Manager Structure

Arden and Arden Investment Series Trust, on behalf of the Target Funds, currently rely on an exemptive order from the SEC for a multi-manager structure which allows Arden, subject to the approval of the Arden Board, to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders.  The order also allows Arden to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired or if a sub-advisory agreement is materially revised, the change would be communicated to shareholders within 90 days of such change, and all changes would be approved by the Arden Board, including a majority of the Trustees who are not interested persons of Arden Investment Series Trust or Arden.

On September 22, 2008, AAMI and the Aberdeen Trust received a substantially similar exemptive order from the SEC for a multi-manager structure which allows AAMI, subject to the approval of the Board of Trustees of Aberdeen Funds, to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders. The order also allows AAMI to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired or if a sub-advisory agreement is materially revised, the change would be communicated to shareholders within 90 days of such change, and all changes would be approved by the Board of Trustees of Aberdeen Funds, including a majority of the Trustees who are not interested persons of Aberdeen Funds or AAMI. The multi-manager structure is intended to facilitate the efficient operation of the Acquiring Funds and afford Aberdeen Funds increased management flexibility.

Administrator

Target Funds. Pursuant to the administration and accounting services agreement with the Arden Investment Series Trust, JPMorgan Chase Bank, N.A., located at One Beacon Street, Boston, Massachusetts 02108, serves as the administrator of the Target Funds. The administrator provides various administrative and accounting services necessary for the operations of the Arden Investment Series Trust and the Target Funds. Services provided by the administrator include facilitating general Target Fund management; monitoring Target Fund compliance with federal and state regulations; supervising the maintenance of the Target Funds’ general ledger, the preparation of the Target Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

For providing such services, the JPMorgan Chase Bank, N.A. receives an asset-based fee, computed daily and paid monthly. Each Target Fund also reimburses the Administrator for certain out-of-pocket expenses. For the fiscal year ended October 31, 2014, the Administrator received $[1,281,203] as compensation for its services to the Target Funds. From the commencement of Arden Fund I’s operations on November 27, 2012 through the fiscal year ended October 31, 2013, the Administrator received $[1,252,999] as compensation for its services.

Acquiring Funds. JPMorgan Chase Bank, N.A. also will serve as administrator of each Acquiring Fund. The Target Funds and the Acquiring Funds have substantially similar administration arrangements.

Custodial Services

JPMorgan Chase Bank, N.A. serves as the custodian for the Target Funds and the Acquiring Funds. The Target Funds and the Acquiring Funds have substantially similar custodian arrangements.

Auditors

Target Funds. [•], located at [•], serves as the Target Funds’ independent registered public accounting firm.

Acquiring Funds. KPMG LLP will serve as the Acquiring Funds’ independent registered public accounting firm and is located at 1601 Market Street, Philadelphia, PA 19103.

Comparison of dividends and distributions, purchase, redemption and exchange policies

Dividends and Other Distributions

The Target Funds typically distribute dividends and capital gains annually, usually in December.  The Target Funds may make additional distributions at other times if necessary to avoid a federal tax.  The Acquiring Funds expect to declare and distribute their net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. The Acquiring Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.  For more information about dividends, distributions and the tax implications of investing in the Acquiring Funds, please see the section entitled “Additional Information About the Acquiring Funds — Distribution and Taxes” in this Proxy Statement/Prospectus.

Shareholder Transactions and Services of the Target Funds and the Acquiring Funds

The following discussion compares the shareholder transactions and services of the Target Funds and their corresponding Acquiring Funds.  For more detailed information on the shareholder transactions and services of the Target Funds, please see the prospectuses for the Target Funds.  For more detailed information on the shareholder transactions and services of the Acquiring Funds, see “Additional Information About the Acquiring Funds” in this Proxy Statement/Prospectus.

Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions

Class A Shares.  There is a maximum sales charge of 5.75% for Class A shares of Arden Fund II and Aberdeen Fund II.  Class A shares of Aberdeen Fund II purchased after its Reorganization will be subject to the applicable front end sales charge.

Initial Sales Charges — Class A

Sales charges on Class A shares of Arden Fund II and Aberdeen Fund II are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels.  The table below shows the sales charge schedule for Arden Fund II and, below that, a table shows the sales charge schedule for Aberdeen Fund II.

Arden Fund II — Sales Charge Schedule for Class A shares

Amount Invested	Sales Charge as % of the Amount Invested(a)	Sales Charge as % of the Net Amount Invested(a)(b)	Dealer Reallowance or Commission
Under $25,000	5.75%	6.10%	5.00%
$25,000 - $49,999	5.00%	5.26%	4.25%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.83%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $2,999,999	0.00%	0.00%	1.00%
$3,000,000 or More	0.00%	0.00%	0.50%

(a) Because the amount invested is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the amount invested and Arden Fund II investors’ net amount invested for any particular purchase of Arden Fund II shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(b) Assumes investment at the maximum amount before the breakpoint.

Arden Fund II investors must request the reduced sales charge at the time of purchase of Class A Shares. To obtain a breakpoint discount, shareholders must notify their selling agent in writing at the time of purchase of each “eligible account” For more information, Target Fund shareholders should contact their financial representative.

Aberdeen Fund II — Sales Charge Schedule for Class A shares

Amount of Purchase	Percentage of Offering Price*	Net Amount Invested (Approximately)	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75%	4.99%	4.00%
$100,000 up to $250,000	3.50%	3.63%	3.00%
$250,000 up to $500,000	2.50%	2.56%	2.00%
$500,000 up to $1 million	2.00%	2.04%	1.75%
$1 million or more	None	None	None **

* The offering price of Class A Shares of Aberdeen Fund II is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to Aberdeen Fund II’s distributor at the time of purchase of shares.

**Dealer may be eligible for a finder’s fee as described below in “CDSC on Aberdeen Fund II Class A Shares.”

If an Aberdeen Fund II investor qualifies for reduced sales charges, the investor must notify customer service, his or her financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that the investor qualifies for such reduced sales charge.

Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II.

Reduction of Class A Sales Charges

Letter of Intent

Arden Fund II Class A Shares.  By making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (“LOI”)), Arden Fund II investors may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares made within 13 months of the date of their LOI. An LOI must state the aggregate amount of purchases the investor intends to make in that 13-month period, which must be at least $25,000. The required form of LOI may vary by selling agent. 5.75% of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, shares purchased under the LOI will be released from escrow, provided that the investor has invested the commitment amount. If the investor does not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases an investor has made under an LOI, Arden Fund II will use the historic cost (i.e., dollars invested) of Arden Fund II shares held in each eligible account. For purposes of making an LOI to purchase additional shares, Arden Fund II investors may aggregate their ownership of different classes of Arden Fund II shares.

Aberdeen Fund II Class A Shares.  If an Aberdeen Fund II investor declares in writing that the investor or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares during a 13-month period, the sales charge for such purchases will be based on the total amount that the investor or the investor’s family group intends to invest. Investors can also combine purchases of Class C shares of Aberdeen Fund II and Class A and Class C shares of other Aberdeen Funds to fulfill the Letter of Intent.  Neither the investor nor the investor’s family group are legally required to complete the purchases indicated in the Letter of Intent. However, if the Letter of Intent is not fulfilled, additional sales charges may be due and shares in the applicable account or accounts will be liquidated to cover those sales charges.

Rights of Accumulation

Arden Fund II Class A Shares.  Through the right of accumulation (“ROA”), Arden Fund II investors may combine the value of eligible accounts* maintained by such investor and members of the investor’s immediate family** to reach a breakpoint discount level and apply a lower sales charge to a purchase of Class A Shares. To calculate the combined value of an investor’s Arden Fund II accounts in Class A Shares, Arden Fund II will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, Arden Fund II aggregates the investor’s ownership with the investor’s immediate family members’ ownership of different classes of Arden Fund II shares.

* Accounts that are eligible for account value aggregation include: individual or joint accounts; Roth and traditional Individual Retirement Accounts; certain Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts; revocable trust accounts for which the investor or an immediate family member, individually, is the beneficial owner/grantor; and investments in wrap accounts. Accounts that are not eligible for account value aggregation as described below include: accounts of pension and retirement plans with multiple participants; investments in 529 plans, variable annuities, variable insurance products or managed separate accounts; and charitable and irrevocable trust accounts.

** “Immediate family” includes an investor’s spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that the investor and such immediate family members share the same mailing address.

Aberdeen Fund II Class A Shares.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than one that an Aberdeen Fund II shareholder is currently making, the Aberdeen Fund II shareholder and his or her other family members living at the same address can add the value of any Class A and Class C shares in all Aberdeen Funds and Aberdeen Investment Funds that he or she currently owns or is currently purchasing to the value of his or her Class A purchase.

Share Repurchase/Reinstatement Privilege

Arden Fund II Class A Shares. If an Arden Fund II investor has redeemed Class A shares of Arden Fund II within the past 120 days, the Arden Fund II investor may repurchase an equivalent amount of Class A Shares of Arden Fund II at NAV, without the normal front-end sales charge. Arden Fund II investors may exercise this privilege only once and must notify Arden Fund II in writing that they intend to do so. In order to receive this privilege, Arden Fund II must receive a purchase order within 120 days of the shareholder’s redemption. (Reinvestment does not affect the amount of any capital gains tax due.  However, if an investor realizes a loss on a redemption and then reinvests all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

Aberdeen Fund II Class A Shares.  If an Aberdeen Fund II investor redeems Aberdeen Fund II shares from his account, the investor qualifies for a one-time reinvestment privilege.  Aberdeen Fund II investors may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which such investor previously paid a sales charge.  (Reinvestment does not affect the amount of any capital gains tax due.  However, if an investor realizes a loss on a redemption and then reinvests all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

CDSCs on Class A Shares

CDSC on Arden Fund II Class A Shares. There is no front-end sales charge on purchases of Class A shares of Arden Fund II of $1,000,000 or more. Purchases of $1,000,000 or more of Class A shares are subject to a CDSC of 1% that will be imposed if an investor sells its Arden Fund II shares within 18 months after purchase.

The CDSC is assessed on an amount equal to the lesser of the then-market value of the Arden Fund II shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any Arden Fund II shares in the shareholder’s Arden Fund II account that are not subject to a CDSC, followed by shares held the longest in the shareholder’s account. Shares that are acquired through reinvested distributions will not be subject to any front-end sales charge or CDSC.

CDSC on Aberdeen Fund II Class A Shares.  There is no front-end sales charge on purchases of Class A shares of Aberdeen Fund II of $1,000,000 or more.   You can purchase $1 million or more in Class A shares in one or more of the funds offered by Aberdeen Funds (including Aberdeen Fund II) at one time. Or, you can utilize the Letter of Intent and Rights of Accumulation discounts as described above. However, a CDSC may apply when shareholders redeem shares in certain circumstances.

A CDSC of up to 1.00% applies to purchases of $1 million or more of Class A Shares if a “finder’s fee” is paid by Aberdeen Fund II’s distributor or AAMI to the investor’s financial advisor or intermediary and the investor redeems the shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•                  to investors who are eligible to purchase Class A shares without a sales charge for another reason; or

•                  if no finder’s fee was paid; or

•                  to shares acquired through reinvestment of dividends or capital gains distributions.

Listed below are the breakpoints that apply to Aberdeen Fund II’s Class A shares CDSC:

Acquiring Funds
Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

An Aberdeen Fund II shareholder may be subject to a CDSC if he or she did not pay an upfront sales charge and redeems Class A shares within 18 months of the date of purchase. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If an investor redeems a portion of their shares, shares that are not subject to a CDSC are redeemed first, followed by shares owned the longest. This minimizes the CDSC that is paid.

The CDSC for Class A shares of Aberdeen Fund II is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective prospectuses. Shareholders that receive Class A shares of Aberdeen Fund II in connection with its Reorganization will not be charged a CDSC when selling those Class A shares received in connection with the Reorganization. If an investor purchases more than one Aberdeen Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Aberdeen Funds purchased and is proportional to the amount redeemed from each Aberdeen Fund.

Investors of both Arden Fund II and Aberdeen Fund II may be able to eliminate front-end sales charges on Class A shares if they qualify for a sales charge waiver, as discussed below.

Sales Charge Waivers — Class A Shares

Arden Fund II Class A Shares. Sales charges may be reduced or waived on Class A shares of Arden Fund II sold to the following: a selling broker, registered representative, registered investment adviser, financial planner or employee of any broker-dealer authorized to sell Arden Fund II’s shares (this also applies to spouses and children under the age of 21 of those mentioned in this sentence), or any affiliate subject to the internal policies and procedures of the broker-dealer or its affiliate.

Aberdeen Fund II Class A Shares.  Sales charges may be reduced or waived on Class A shares of Aberdeen Fund II sold to the following:

•                  Investment advisory clients of AAMI’s affiliates;

•                  Directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with AAMI from time to time;

•                  Investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Aberdeen Fund II or Aberdeen Fund II’s distributor to waive sales charges;

•                  Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with Aberdeen Fund II’s distributor (for Class A shares only);

•                  Retirement plans;

•                  Financial intermediaries who have entered into an agreement with Aberdeen Fund II’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;

•                  For Aberdeen Fund II only, any person who owned Advisor Class shares of Arden Fund II on the date it was reorganized into Aberdeen Fund II; and

•                  Certain other investors listed in Aberdeen Fund II’s SAI.

Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II.

If you qualify for a reduction or waiver of Class A sales charges, you must notify customer service, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or Aberdeen Fund II’s transfer agent, at the time of purchase, with information regarding shares of Aberdeen Fund II held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of Aberdeen Fund II held in (i) all accounts (e.g., retirement accounts) with Aberdeen Fund II and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because Aberdeen Fund II, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” in the SAI for more information. This information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Contingent Deferred Sales Charges — Class C Shares

Arden Fund II Class C Shares. Purchases of Class C shares of Arden Fund II are subject to a CDSC of 1% that will be imposed if such shares are sold within 12 months after purchase. The 1% CDSC on Class C shares will be applied in the same manner as the CDSC on Class A shares and waived under the same circumstances that would result in a waiver of the CDSC on Class A shares. Class C shares are not convertible to Class A shares and are subject to a distribution and service fee of up to 1.00% per annum of average daily net assets.

Aberdeen Fund II Class C Shares. Class C shares of Aberdeen Fund II are subject to a 1.00% CDSC of shares if redeemed within the first year. For Class C shares of Aberdeen Fund II, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If an Aberdeen Fund II investor redeems a portion of his or her shares, shares that are not subject to a CDSC are redeemed first, followed by shares that the investor has owned the longest. This minimizes the amount of CDSC that is paid.

The distributor of Aberdeen Fund II or adviser may compensate broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares.

CDSC Waivers — Class A and Class C Shares of Aberdeen Fund II

The CDSC on Class A shares and Class C shares may be waived or reduced in the following circumstances:

•                  Redemptions following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

•                  Mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70½ and for other required distributions from retirement accounts;

•                  Redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with Aberdeen Fund II, AAMI or Aberdeen Fund II’s distributor;

•                  The redemption of Class A or Class C shares purchased through reinvested dividends or distributions; and

•                  For Aberdeen Fund II only, redemptions of Class A or Class C shares by any person who owned Advisor Class shares of Arden Fund II on the date it was reorganized into Aberdeen Fund II.

If a CDSC is charged when an investor redeems his or her Class C shares, and the proceeds are then reinvested in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into the investor’s new account.  If the investor qualifies for a waiver of a CDSC, he or she must notify Customer Service, his or her financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that he or she qualifies. The investor’s financial intermediary may not have the capability to waive such sales charges.

Purchases, Redemptions and Exchanges of Shares

Certain purchase, redemption and exchange procedures employed by the Target Funds and the Acquiring Funds are similar. Each Fund offers shares through its distributor on a continuous basis. Investors may generally purchase both initial and additional shares by mail, wire, telephone or the internet.  Arden Fund I has no exchange privileges and Arden Fund II generally prohibits share exchanges. Aberdeen Fund I has no exchange privileges. Aberdeen Fund II shareholders may exchange their shares for shares of the same class of another fund in the Aberdeen Funds trust (except not Aberdeen Fund I). More detailed information regarding how shareholders can purchase, redeem and exchange shares of the Acquiring Funds is available in the “Additional Information About the Acquiring Funds” section of this Proxy Statement/Prospectus.  More information regarding how shareholders can purchase, redeem and exchange shares of the Target Funds is available in the Target Funds’ prospectuses.  The table below sets out certain purchase, redemption and exchange policies of the Target Funds and the Acquiring Funds, although certain exceptions apply as set out in the Target Funds’ prospectuses and in the “Additional Information About the Acquiring Funds” section of this Proxy Statement/Prospectus.  The investment minimums in the table below will not apply to shares received in connection with a Reorganization. See the Funds’ prospectuses for more details.

	Arden Fund II Class A, Class C, Class R and Advisor Class	Target Funds Class I	Aberdeen Fund II Class A and Class C	Aberdeen Fund II Class R	Aberdeen Fund I Institutional Class	Aberdeen Fund II Institutional Class
Minimum Initial Investment	$1,000 ($500 for IRAs)	$100,000 ($1,000 for Target Funds directors and certain other affiliates)	$1,000 ($1,000 for IRAs)	None	$1,000,000	$1,000,000
Minimum Subsequent Investment	$500	$1,000 ($100 for Target Funds directors and certain other affiliates)	$50	None	None	None
Automatic Investment Plan/Automatic Withdrawal Plan	N/A	N/A	$50/$50	None	None	None
Purchase, Redemption and Exchange	By mail, phone, wire or ACH transfer (exchanges are generally not permitted)	By mail, phone, wire or ACH transfer (exchanges are generally not permitted)	By mail, phone, wire or ACH transfer (ACH and wire are not an option for exchanges)	By mail, phone, wire or ACH transfer (ACH and wire are not an option for exchanges)	Call toll-free number (no exchange privileges)	Call toll-free number

Under certain circumstances, the Target Funds and the Acquiring Funds may make redemptions in kind.  The Target Funds and the Acquiring Funds may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Are there any significant differences between the Organizational Documents of the Target Funds and the Organizational Documents of the Acquiring Funds?

The Target Funds are series of Arden Investment Series Trust and the Acquiring Funds are series of Aberdeen Funds (each of Arden Investment Series Trust and Aberdeen Funds are referred to in this section as a “Trust” and collectively as the “Trusts”).  Each Trust is organized as a Delaware statutory trust and is governed by a Declaration of Trust and Bylaws, and applicable state and federal law.  The operations of each Trust are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws.  The following includes a summary of some of the differences between the governing instruments of Arden Investment Series Trust and Aberdeen Funds.

SHAREHOLDER MEETING AND VOTING RIGHTS

Neither Trust is required to hold annual meetings of shareholders and neither Trust currently intends to hold regular shareholder meetings. For each Trust, a meeting of shareholders must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the relevant Trust.  Arden Investment Series Trust’s Declaration of Trust requires that notice to shareholders of the occurrence of any shareholder meeting must be provided not less than 10 days and not more than 90 days prior to a meeting while Aberdeen Funds’ Declaration of Trust requires notice be provided not less than 15 days and not more than 120 days prior to a meeting.  A meeting may be adjourned, in the case of Arden Investment Series Trust, by a majority of all shares entitled to be cast at the meeting and, in the case of Aberdeen Funds, by a majority of shares present at the meeting.  No written notice to shareholders of either Trust of an adjournment is required unless the adjourned meeting is held 120 days subsequent, in the case of Arden Investment Series Trust, and 60 days subsequent, in the case of Aberdeen Funds, to the originally scheduled meeting. For purposes of fixing a record date for any shareholder meeting, such date must be fixed, in the case of Arden Investment Series Trust, not less than 10 days and not more than 90 days prior to the meeting, and, in the case of Aberdeen Funds, not less than 7 days and not more than 180 days prior to the meeting.

For each Trust, shareholders are only entitled to vote (i) for the election of Trustees, (ii) as authorized or required by the Declaration of Trust, By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC or, in the case of Arden Investment Series Trust, any state and (iii) on such other matters as the Board of Trustees may consider necessary or desirable.  For each Trust, cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 40% of the issued and outstanding shares of Arden Investment Series Trust, and 33 1/3% of the issued and outstanding shares of Aberdeen Funds entitled to vote at the meeting constitutes a quorum for consideration of a matter. For each Trust, when a quorum is present, a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the Declaration of Trust, By-Laws, or applicable law), except that a plurality of the shares voted may elect a Trustee. For each Trust, each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

For each Trust, any Trustee, shareholder, or officer exposed to liability by reason of a claim or demand relating to his or her being or having been a Trustee, shareholder, or officer of the Trust, is entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand, provided that such liability did not arise by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of one’s duties.

With respect to Arden Investment Series Trust, expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the 1940 Act), or by an independent legal counsel in a written opinion that there is reason to believe that the agent ultimately will be found entitled to indemnification.  The Declaration of Trust of Aberdeen Funds does not provide an express right of advancement.

DISSENTING SHAREHOLDERS

The Declaration of Trust for Aberdeen Funds specifies that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust.  The Declaration of Trust for Arden Investment Series Trust does not include such a provision.

DERIVATIVE ACTIONS

The Declaration of Trust of Aberdeen Funds imposes a limitation on derivative actions by specifying that a shareholder must make a pre-suit demand on the Trustees which will not be excused unless a majority of the Board of Trustees or relevant committee has a personal financial interest in the action at issue.  The Declaration of Trust of Arden Investment Series Trust does not expressly address derivative actions.

FUND REORGANIZATIONS

With respect to Arden Investment Series Trust, any merger or consolidation, share conversion, sale of assets or share exchange must be authorized by vote of the holders of a majority of the outstanding shares. With respect to Aberdeen Funds, any merger or consolidation does not require the vote of the shareholders, unless such vote is required by the 1940 Act or unless such amendment would result in an amendment to the Declaration of Trust that would require a shareholder vote.

The foregoing is only a summary of certain characteristics of the operations of each Trust’s Declaration of Trust and By-Laws and is not a complete description of those documents or of Delaware law. Shareholders should refer to the provisions of each Trust’s Declaration of Trust and By-Laws and to Delaware law directly for more complete information.

Where can I find more information?

For more information with respect to a Target Fund or an Acquiring Fund concerning the following topics, please refer to the following:

For a Target Fund: (i) see “Dividends, Distributions and Taxes” in the Target Fund’s prospectus for more information about a Fund’s policy with respect to distributions and for tax considerations relating to investing in the Target Fund; (ii) see “Purchasing and Redeeming Shares—Share Class Alternatives” in the Target Fund’s prospectus for more information about the share classes offered by the Target Fund, sales charges and waivers of sales charges; (iii) see “Purchasing and Redeeming Shares—Share Transactions,” “Purchasing and Redeeming Shares—Redeeming Shares,” and “Purchasing and Redeeming Shares—Exchanging Fund Shares” in the Target Fund’s prospectus for more information about purchase, redemption and exchange of shares of the Target Fund; (iv) see “Shareholder Information” in the Target Fund’s prospectus for more information about pricing; and (v) with respect to Arden Fund II, see “Distribution and Service (12b-1) Plans” in the Target Fund’s prospectus for more information about the Target Fund’s distribution arrangements.

For an Acquiring Fund: see “Additional Information About the Acquiring Funds” in this Proxy Statement/Prospectus for more information about an Acquiring Fund’s policy with respect to distributions and for tax considerations relating to investing in an Acquiring Fund, the share classes offered by an Acquiring Fund, sales charges and waivers of sales charges, pricing, purchase, redemption and exchange of shares of an Acquiring Fund, and the distribution and administrative service arrangements of an Acquiring Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

A Note About Share Classes

Arden Fund I shareholders will receive Institutional Class shares of the Aberdeen Fund I.  Aberdeen Fund I is not currently expected to offer any other share classes.  The following disclosure is relevant for shareholders of Arden Fund II.

Arden Fund II shareholders will receive either Class A, Class C, Class R or Institutional Class shares offered by Aberdeen Fund II.

An investment in any share class of an Acquiring Fund represents an investment in the same assets of the Acquiring Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you.

Choosing a Share Class

When selecting a share class, you should consider the following:

•                  which share classes are available to you;

•                  how long you expect to own your shares;

•                  how much you intend to invest;

•                  total costs and expenses associated with a particular share class; and

•                  whether you qualify for any reduction or waiver of sales charges.

Your financial advisor can help you to decide which share class is best suited to your needs.

The table below provides a comparison of Class A and Class C shares, which are available to all investors.

In addition to Class A and Class C shares, Aberdeen Fund II also offers Class R and Institutional Class shares which are only available to institutional accounts. Class R and Institutional Class shares are subject to different fees and expenses, have different minimum investment requirements, and are entitled to different services. For eligible investors, Class R and Institutional Class shares may be more suitable than Class A or Class C shares.

Before you invest, you should compare the features of each share class so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial advisor can help you with this decision. When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that an Acquiring Fund and the share class are appropriate for you. In addition, you should consider the Acquiring Fund’s investment objectives, principal investment strategies and principal risks to determine which Acquiring Fund and share class is most appropriate for your situation.

Comparing Class A and Class C Shares

Classes and Charges	Points to Consider
Class A Shares

Front-end sales charge up to 5.75% for Class A shares	The offering price of the shares includes a front-end sales charge which means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC) up to 1.00%(1)	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25%	Total annual operating expenses are lower than Class C expenses which means higher dividends and/or NAV per share.

Administrative services fee of up to 0.25%	No conversion feature. No maximum investment amount.

Class C Shares

No front-end sales charge	No front-end sales charge means your full investment immediately goes toward buying shares.

CDSC of 1.00%	No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%	Total annual operating expenses are higher than Class A expenses which means lower dividends and/or NAV per share.

No administrative services fee	No conversion feature.

Maximum investment amount of $1,000,000(2). Larger investments may be rejected.

(1) Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2) This limit was calculated based on a one-year holding period.

Class A Shares

Class A shares may be most appropriate for investors who want lower Fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-End Sales Charges for Class A Shares

	Sales Charge as a Percentage of		Dealer Commission
	Offering	Net Amount Invested	as Percentage of
Amount of Purchase	Price*	(Approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75	4.99	4.00
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None	**

*                 The offering price of Class A Shares of Aberdeen Fund II is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to Aberdeen Fund II’s distributor at the time of purchase of shares.

**          Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

Investors that held Advisor Class shares of Arden Fund II on the closing date of its Reorganization will have the applicable front-end sales charge waived on subsequent purchases of Class A shares of Aberdeen Fund II.

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Aberdeen Fund II’s transfer agent, at the time of purchase, with information regarding shares of the Aberdeen Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Aberdeen Funds held in (i) all accounts (e.g., retirement accounts) with the Aberdeen Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because Aberdeen Fund II, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below for more information. This information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•                  A Larger Investment. The sales charge decreases as the amount of your investment increases.

•                  Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the value of any Class A or Class C shares in the Aberdeen Funds that you currently own or are currently purchasing to the value of your Class A purchase.

•                  Share Repurchase Privilege. If you redeem Acquiring Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•                  Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your holdings of Class A and Class C shares in the Aberdeen Funds and Aberdeen Investment Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•                  investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Aberdeen Fund II or its distributor to waive sales charges;

•                  directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with Aberdeen Fund II’s distributor;

•                  “Retirement Plans”*;

*                 “Retirement Plans” include 401(a) plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans, and other similar employer-sponsored retirement and benefit plans.  “Retirement Plans” do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

•                  investment advisory clients of AAMI’s affiliates;

•                  directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with AAMI from time to time; and

•                  financial intermediaries who have entered into an agreement with Aberdeen Fund II’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Aberdeen Fund II’s SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares Without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Aberdeen Funds at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a CDSC may apply when you redeem your shares in certain circumstances (see “Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares”).

A CDSC of up to 1.00% applies to purchases of $1 million or more of Class A Shares if a “finder’s fee” is paid by Aberdeen Fund II’s distributor or AAMI to your financial advisor or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•                  if you are eligible to purchase Class A shares without a sales charge for another reason; or

•                  no finder’s fee was paid; or

•                  to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares

Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

A shareholder may be subject to a CDSC if he or she did not pay an upfront sales charge and redeems Class A shares within 18 months of the date of purchase. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of Aberdeen Fund II is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective prospectuses. If you purchase more than one Aberdeen Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Aberdeen Funds purchased and is proportional to the amount you redeem from each Aberdeen Fund.

Waiver of Contingent Deferred Sales Charges — Class A and Class C Shares

The CDSC may be waived on:

•                  the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

•                  Class A or Class C shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

•                  mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70½ and for other required distributions from retirement accounts; and

•                  redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with Aberdeen Fund II, AAMI or Aberdeen Fund II’s distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your

financial intermediary may not have the capability to waive such sales charges.   For more complete information, see Aberdeen Fund II’s SAI.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares” for a list of situations where a CDSC is not charged.

Aberdeen Fund II’s distributor or AAMI may compensate broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares.

Share Classes Available Only to Institutional Accounts

The Acquiring Funds offer Institutional Class shares and Aberdeen Fund II offers Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•                  the level of distribution and administrative services the plan requires;

•                  the total expenses of the share class; and

•                  the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Class R Shares

Class R shares are available to retirement plans including:

•                  401(a) plans;

•                  401(k) plans;

•                  457 plans;

•                  403(b) plans;

•                  profit sharing and money purchase pension plans;

•                  defined benefit plans;

•                  non-qualified deferred compensation plans; and

•                  other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with Aberdeen Fund II, AAMI or Aberdeen Fund II’s distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans that have at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

•                  institutional non-retirement accounts;

•                  traditional and Roth IRAs;

•                  Coverdell Education Savings Accounts;

•                  SEPs and SAR-SEPs;

•                  SIMPLE IRAs;

•                  one-person Keogh plans;

•                  individual 403(b) plans; or

•                  529 Plan accounts.

Institutional Class Shares

Institutional Service Class shares are available for purchase only by the following:

•                  fund of funds offered by affiliates of the Acquiring Fund;

•                  retirement plans for which no third-party administrator receives compensation from the applicable Acquiring Fund;

•                  institutional advisory accounts of AAMI’s affiliates, those accounts which have client relationships with an affiliate of AAMI, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•                  rollover individual retirement accounts from such institutional advisory accounts;

•                  a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•                  registered investment advisers investing on behalf of institutions and high net-worth individuals.  This may also include registered investment advisers as well as financial intermediaries with clients enrolled in certain fee-based/advisory platforms where compensation for advisory services is derived exclusively from clients;

•                  where the advisers derive compensation for advisory services exclusively from clients; or

•                  high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Acquiring Funds’ distributor. These fees are either kept or paid to your financial advisor or other intermediary.

Distribution and Service Fees

Aberdeen Funds has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Class A, Class C and Class R shares of Aberdeen Fund II to compensate Aberdeen Fund II’s distributor or any other entity approved by the Aberdeen Board (collectively, “payees”) for expenses associated with distribution-related and/or shareholder services provided by such entities. These fees are paid to Aberdeen Fund II’s distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. Institutional Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from Aberdeen Fund II’s assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly.  As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C and Class R shares pay Aberdeen Fund II’s distributor annual amounts not exceeding the following:

Class	As a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% service fee)
Class R shares	0.50% (0.25% of which will be a distribution fee and 0.25% of which will be a service fee)

Transfer Agent Out-of-Pocket Expenses

The Acquiring Funds may pay and/or reimburse transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Acquiring Funds, subject to certain limitations approved by the Aberdeen Board. These fees may be in addition to the Rule 12b-1 fees described above. Transfer agent out-of-pocket expenses generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Because these fees are paid out of the Acquiring Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

AAMI and/or its affiliates (collectively, “Aberdeen”) may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of Aberdeen Funds or which include them as investment options for their respective customers.  AAMI may also pay and/or reimburse transfer agent out-of-pocket expenses (listed in “Transfer Agent Out-of-Pocket Expenses” above) to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Acquiring Funds, subject to certain limitations approved by the Aberdeen Board.  Transfer agent out-of-pocket expenses generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative services.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Acquiring Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors.

Current revenue sharing payments have various structures and typically may be made in one or more of the following forms, one time payments of up to 0.25% on gross sales, asset-based payments of up to 0.20%, flat fees or minimum aggregate fees of up to $250,000 annually. These amounts are subject to change at the discretion of Aberdeen. Revenue sharing payments are paid from Aberdeen’s own legitimate profits and other of its own resources (not from the Acquiring Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Acquiring Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Acquiring Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Aberdeen and not from the Acquiring Funds’ assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above, Aberdeen may offer other incentives to sell shares of the Acquiring Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•                  the Acquiring Funds’ distributor and other affiliates of AAMI;

•                  broker-dealers;

•                  financial institutions; and

•                  other financial intermediaries through which investors may purchase shares of an Acquiring Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of the Acquiring Funds to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, AAMI is prohibited from considering a broker-dealer’s sale of any of Aberdeen Fund shares in selecting such broker-dealer for the execution of Acquiring Fund portfolio transactions, except as may be specifically permitted by law.

Acquiring Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Acquiring Fund shares, although neither such assistance nor the volume of shares sold of Aberdeen Funds or any affiliated investment company is a qualifying or disqualifying factor in AAMI’s selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Acquiring Funds.  In addition, financial intermediaries are responsible for providing to you any communication from the Acquiring Funds to their shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the 1940 Act.  They may charge additional fees not described in this prospectus to their customers for such services.

If shares of the Acquiring Funds are held in a “street name” account with financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Acquiring Funds and their transfer agent.  Since the Acquiring Funds will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account.

The transfer of shares in a “street name” account to an account with another dealer or to an account directly with an Acquiring Fund involve special procedures and may require you to obtain historical purchase information about the shares in the account from your financial intermediary.  If your financial intermediary’s relationship with Aberdeen is terminated, and you do not transfer your account to another financial intermediary, Aberdeen Funds reserves the right to redeem your shares. Aberdeen Funds will not be responsible for any loss in an investor’s account resulting from a redemption.

Financial intermediaries may be authorized to accept, on behalf of Aberdeen Funds, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by Aberdeen Funds, to designate other financial intermediaries to accept such orders.  In these cases:

•                        An Acquiring Fund will be deemed to have received an order that is in good form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Acquiring Fund’s net asset value per share (adjusted for any applicable sales charge) next determined after such acceptance.

•                        Financial intermediaries are responsible for transmitting accepted orders to an Acquiring Fund within the time period agreed upon by them.

You should contact your financial intermediary to learn whether it is authorized to accept orders for Aberdeen Funds.

Contacting Aberdeen Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 866-667-9231.

Automated Voice Response Call 866-667-9231, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•                  make transactions;

•                  hear fund price information; and

•                  obtain mailing and wiring instructions.

Internet Go to www.aberdeen-asset.us/aam.nsf/usRetail/home 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•                                          download Acquiring Fund Prospectuses;

•                                          obtain information on the Acquiring Funds;

•                                          access your account information; and

•                                          request transactions, including purchases, redemptions and exchanges.

By Regular Mail  Aberdeen Funds, P.O. Box 55930, Boston, MA 02205-5930.

By Overnight Mail  Aberdeen Funds, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021.

By Fax  866-923-4269.

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of an Acquiring Fund. The NAV is:

•                  calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•                  generally determined by dividing the total net market value of the securities and other assets owned by an Acquiring Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Acquiring Fund shares is the NAV (for a particular class) next determined after the order is received in good form by the Acquiring Funds’ transfer agent or an authorized intermediary, plus any applicable sales charge. An order is in “good form” if the Acquiring Funds’ transfer agent has all the information and documentation it deems necessary to effect your order.

Please note the following with respect to the price at which your transactions are processed:

•                  Acquiring Fund shares will generally not be priced on any day the New York Stock Exchange is closed.

•                  Aberdeen Funds reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

•                  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets are stopped at a time other than their regularly scheduled closing time.  In the event the New York Stock Exchange does not open for business, Aberdeen may, but is not required to, open the Acquiring Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open.  To learn whether the Acquiring Funds are open for business during this situation, please call 1-866-667-9231.

The Acquiring Funds do not calculate NAV on days when the New York Stock Exchange is closed. The New York Stock Exchange is closed on the following days:

•                  New Year’s Day

•                  Martin Luther King, Jr. Day

•                  Presidents’ Day

•                  Good Friday

•                  Memorial Day

•                  Independence Day

•                  Labor Day

•                  Thanksgiving Day

•                  Christmas Day

•                  Other days as determined by the New York Stock Exchange.

Foreign securities may trade in their local markets on days when the Acquiring Funds are closed. As a result, if an Acquiring Fund holds foreign securities, its NAV may be impacted on days when investors may not be able to purchase or redeem shares.

Buying, Exchanging and Selling Shares

Fund Transactions — Class A and Class C Shares

All transaction orders must be received by the Acquiring Funds’ transfer agent in Canton, MA or an authorized intermediary prior to the calculation of each Acquiring Fund’s NAV to receive that day’s NAV.  The Acquiring Funds have the right to close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

How to Buy Shares	How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to purchase. Each Acquiring Fund may reject any order to buy shares and may suspend the offering of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders. ** A medallion signature guarantee may be required. See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Acquiring Funds or the Acquiring Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Acquiring Funds. Your transaction is processed at the NAV next calculated after the Acquiring Funds’ transfer agent or an authorized intermediary receives your order in proper form.

Through an authorized intermediary. The Acquiring Funds or the Acquiring Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Acquiring Funds. Your transaction is processed at the NAV next calculated after the Acquiring Funds’ transfer agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Aberdeen Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Acquiring Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.

By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Aberdeen Funds. The letter must include your account number(s) and the name(s) of the Acquiring Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Acquiring Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Acquiring Funds may revoke telephone privileges at any time, without notice to shareholders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Acquiring Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Acquiring Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 866-667-9231.  It may be difficult to make telephone transactions in times of unusual economic or market conditions.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record. The Acquiring Funds may record telephone instructions to redeem shares, and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Aberdeen Funds’ website at www.aberdeen-asset.us. However, the Acquiring Funds may discontinue on-line transactions of Acquiring Fund shares at any time.	On-line. Transactions may be made through the Aberdeen Funds website at www.aberdeen-asset.us. However, the Acquiring Funds may discontinue on-line transactions of Acquiring Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Acquiring Funds’ custodian bank. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination.

•                  if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.

•                  your bank may charge a fee to wire funds.

•                  the wire must be received by 4:00 p.m. in order to receive the current day’s NAV.

By bank wire. The Acquiring Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination.

•                  your proceeds typically will be wired to your bank on the next business day after your order has been processed.

•                  Aberdeen Funds deducts a $20 service fee from the redemption proceeds for this service.

•                  your financial institution may also charge a fee for receiving the wire.

•                  funds sent outside the U.S. may be subject to higher fees.

Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Acquiring Fund account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Aberdeen Funds from your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination.

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination. ACH is not an option for exchanges.

By Automatic Investment Plan (AIP). Once your account has been opened, you may make regular investments automatically in amounts of not less than $50 per month in Class A or Class C Shares of the Acquiring Funds. You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Acquiring Funds’ transfer agent to do this.  Your financial institution must be a member of the Automated Clearing House (ACH) network to participate in an AIP.  Any request to change or terminate your AIP should be submitted to the Acquiring Funds’ transfer agent 10 days prior to effective date. Please call Aberdeen Funds at (866) 667-9231 for further information. If you redeem shares purchased via the AIP within 10 days, the

Acquiring Funds’ transfer agent may delay payment until it is assured that the purchase has cleared your account.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class shares should call our toll-free number 866-667-9231.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class shares should call our toll-free number 866-667-9231.

Fair Value Pricing

The Acquiring Funds value their securities at current market value or fair value, consistent with regulatory requirements.

Securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”) (which, as of June 2003, is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of an Acquiring Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with Aberdeen Board-approved fair valuation procedures.

U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges.

Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. As it relates to certain markets (e.g., Russian, Thailand), if there is no activity on the exchange in which an Acquiring Fund’s security trades, a price comparable security trading on a different exchange will be used.

Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities.

If market quotations are not readily available, securities and other assets, will be valued at fair value pursuant to procedures adopted in good faith by, and under the supervision of, the Aberdeen Board. An Acquiring Fund may also use fair value to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to an Acquiring Fund’s net asset value calculation.

Since trading in many foreign securities is normally completed before the time at which an Acquiring Fund calculates its NAV, events or market fluctuations affecting the value of such securities held by the Acquiring Fund that occur between the close of trading in the security and the time at which the Acquiring Fund prices its portfolio securities would not be reflected in the Acquiring Fund’s calculation of its NAV if foreign securities are generally valued at their closing prices. To address this issue, the Aberdeen Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipt securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Acquiring Fund-approved triggers or thresholds. One or more independent fair valuation pricing services may be retained to assist in the fair valuation process for foreign securities.

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of AAMI, its representatives on an Acquiring Fund’s pricing committee, and/or other agents of an Acquiring Fund/the Aberdeen Board, operating under procedures approved by the Aberdeen Board, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect an Acquiring Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Acquiring Fund’s net asset value by such traders.

Debt securities will generally be valued by a third-party pricing service which employs different techniques to determine valuations for normal institutional trading units. The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Aberdeen Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Aberdeen Board to represent fair value.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a pricing vendor. Swap contracts/contracts for differences will be valued at prices furnished by an independent pricing service.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. Foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by an Acquiring Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Aberdeen Board.

In accordance with these policies, investments in underlying funds are valued at their “fair values.” Ordinarily, this will be the values determined by the managers of the underlying funds in accordance with the underlying funds’ valuation policies and as reported by the managers. As a general matter, the fair value of an Acquiring Fund’s interest in an underlying fund will represent the amount that the Acquiring Fund could reasonably expect to receive from the underlying fund if the Acquiring Fund’s interest were redeemed. The Acquiring Fund may not be able to verify valuation information given to the Acquiring Fund by the managers of the underlying funds. In the unlikely event that an underlying fund does not report a value to the Acquiring Fund on a timely basis, the Acquiring Fund would determine the fair value of its interest in that underlying fund based on all relevant circumstances which may include the most recent value reported by the underlying fund, as well as any other relevant information available at the time the Acquiring Fund values its assets. The Aberdeen Board has determined that any values of interests in underlying funds reported as “estimated” or “final” values (using the nomenclature of the private investment fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.

Before investing in any underlying fund (that is not a registered investment company), AAMI will conduct a due diligence review of the valuation methodology utilized by the underlying fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that AAMI reasonably believes to be consistent with those used by the Acquiring Fund for valuing its own investments. Furthermore, prior to an Acquiring Fund investing in an underlying fund (that is not a registered investment company), AAMI will seek confirmation from the manager of the underlying fund that, in the event the manager allocates underlying fund assets to a special investment account or side pocket: (i) the valuations as provided to the Acquiring Fund are reflective of the most recently computed fair value of the special investment account or side pocket by the manager; and (ii) the manager computes the fair value of the special investment account or side pocket at least on an annual basis.

The Acquiring Funds’ valuation procedures adopted require AAMI to consider all relevant information available at the time an Acquiring Fund values its assets. AAMI or, in certain cases, the Aberdeen Board, will consider such information, and may conclude in certain circumstances that the information provided by a manager of an underlying fund does not represent the fair value of an Acquiring Fund’s interests in an underlying fund. Following procedures adopted by the Aberdeen Board, AAMI could value an Acquiring Fund’s investment in an underlying fund at the underlying fund’s net asset value as reported at the time of valuation, or, if appropriate and in light of the relevant circumstances, adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review of the Aberdeen Board.

Investors should be aware that situations involving uncertainties as to the valuation of portfolio positions could have an adverse effect on an Acquiring Fund’s net assets, which, in turn, would affect amounts paid on redemptions of Acquiring Fund shares and the amount of fees paid, if the judgments made regarding appropriate valuations should be proven incorrect. If the net asset value of a mutual fund is not accurate, purchasing or redeeming shareholders may pay or receive too little or too much for their shares and the interests of remaining shareholders may become overvalued or diluted.

In-Kind Purchases

Each Acquiring Fund may accept payment for shares in the form of securities that are permissible investments for the Acquiring Fund.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Acquiring Funds must obtain the following information for each person that opens a new account:

•                  name;

•                  date of birth (for individuals);

•                  residential or business street address (although post office boxes are still permitted for mailing); and

•                  Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Acquiring Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Acquiring Funds may restrict your ability to purchase additional shares until your identity is verified. The Acquiring Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.  If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed (less any applicable CDSC).

Accounts with Low Balances

Maintaining small accounts is costly for the Acquiring Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Acquiring Fund’s minimum.

•                  If the value of your account falls below $1,000, you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Acquiring Fund to offset small account expenses. Under some circumstances, each Acquiring Fund may waive the quarterly fee.

•                  Each Acquiring Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $1,000. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

You may exchange your Aberdeen Fund II shares for shares of any Aberdeen Fund that is currently accepting new investments (with the exception of Aberdeen Fund I, which does not permit exchanges) as long as:

•                  both accounts have the same registration;

•                  your first purchase in the new fund meets its minimum investment requirement; and

•                  you purchase the same class of shares. For example, you may exchange between Class A shares of any Aberdeen Fund, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class C, Class R or Institutional Class shares. However,

•                  if you exchange from Class A shares of an Acquiring Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•                  if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

You should obtain and carefully read the prospectus of the Aberdeen Fund you are acquiring before making an exchange.

Moving Share Classes in the Same Fund

A financial intermediary may exchange shares in one class held on behalf of its customers for another class of the same Acquiring Fund with a lower total expense ratio, subject to any agreements between the customer and the intermediary.  All such transactions are subject to meeting any investment minimum or eligibility requirements. Neither the Acquiring Funds nor the AAIM will make any representations regarding the tax implications of such exchanges.

Automatic Withdrawal Program

You may elect to automatically redeem Class A and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Acquiring Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Automatic Exchange Plan

This automatic exchange plan allows you to transfer $50 or more to one Aberdeen Fund from another Aberdeen Fund systematically, monthly or quarterly.  Accounts participating in an automatic exchange plan have a minimum balance requirement of $5,000.  You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Acquiring Funds’ transfer agent to do this.  Dividends of any amount can be moved automatically from one Aberdeen Fund to another at the time they are paid.

Selling Shares

You can sell, or in other words redeem, your Acquiring Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after the Acquiring Fund’s authorized intermediary or an agent of the Acquiring Fund receive your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Acquiring Fund’s investments at the time of the redemption.

You may not be able to redeem your Acquiring Fund shares or the Acquiring Funds may delay paying your redemption proceeds if:

•                  the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•                  trading is restricted; or

•                  an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Acquiring Fund will pay you for the shares that you redeem the next business day after your redemption request is received in good order. The proceeds will be sent to you thereafter and delivery time may vary depending on the method by which you owned your shares (for example, directly or through a broker). Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Acquiring Fund may delay forwarding redemption proceeds for up to seven days:

•                  if the account holder is engaged in excessive trading, or

•                  if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Acquiring Fund.

Occasionally, large shareholder redemption requests may exceed the cash balance of the Acquiring Fund and result in overdraft charges to the Acquiring Fund until the sale of portfolio securities to cover the redemption request settle, which is typically a few days.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Acquiring Funds reserve the right to reinvest the check proceeds and future distributions in shares of the particular Acquiring Fund at the Acquiring Fund’s then-current NAV until you give the Acquiring Funds different instructions.

Under extraordinary circumstances, an Acquiring Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Acquiring Fund directly to an account holder as a redemption-in-kind. For more about the Acquiring Funds’ ability to make a redemption-in-kind of securities (instead of cash), see the Acquiring Funds’ SAI.

The Aberdeen Board has adopted procedures for redemptions in-kind by shareholders including affiliated persons of an Acquiring Fund. Affiliated persons of an Acquiring Fund include shareholders who are affiliates of AAMI and shareholders of an Acquiring Fund owning 5% or more of the outstanding shares of that Acquiring Fund. These procedures provide that a redemption-in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Acquiring Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for redemptions of shares of the Acquiring Funds in any of the following instances:

•                  if ownership is being changed on your account;

•                  your account address has changed within the last 15 calendar days;

•                  the redemption check is made payable to anyone other than the registered shareholder;

•                  the proceeds are mailed to any address other than the address of record; or

•                  the redemption proceeds are being wired or sent by ACH to a bank for which instructions are currently not on your account; or

•                  the redemption proceeds are being wired or sent by ACH to a bank account that has been added or changed within the past 15 calendar days.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading

The Acquiring Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Acquiring Funds or sales and repurchases of Acquiring Funds within a short time period) may:

•                  disrupt portfolio management strategies;

•                  increase brokerage and other transaction costs; and

•                  negatively affect fund performance.

Each Acquiring Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Acquiring Fund, the amount of assets the Acquiring Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Acquiring Fund shares and other factors. Acquiring Funds that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Acquiring Funds based on events occurring after the close of a foreign market that may not be reflected in an Acquiring Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Acquiring Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Aberdeen Board has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Acquiring Funds:

Monitoring of Trading Activity

The Acquiring Funds, through AAMI and its agents, monitor selected trades and flows of money in and out of the Acquiring Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Acquiring Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever an Acquiring Fund is able to identify short-term trades or traders, such Acquiring Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Acquiring Fund identifies.  The Acquiring Fund also has sole discretion to:

•                  restrict purchases or exchanges that the Acquiring Fund or their agents believe constitute excessive trading; and

•                  reject transactions that violate the Acquiring Fund’s excessive trading policies or their exchange limits.

In general, if you make an exchange equaling 1% or more of an Acquiring Fund’s NAV, the exchange into the other Aberdeen Fund may be rejected.

Fair Valuation

The Acquiring Funds have fair value pricing procedures in place as described above in “Fair Value Pricing.”

Despite its best efforts, Aberdeen Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn while you own Acquiring Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution will vary and there is no guarantee an Acquiring Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Acquiring Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, an Acquiring Fund generally pays no federal income tax on the income and capital gains it distributes to you. The Acquiring Funds expect to declare and distribute their net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. An Acquiring Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on an Acquiring Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Acquiring Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, Aberdeen Funds reserves the right to reinvest the check proceeds and future distributions in shares of the particular Acquiring Fund at the Acquiring Fund’s then-current NAV until you give Aberdeen Funds different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from an Acquiring Fund, whether you reinvest your distributions in additional Acquiring Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•                  distributions are taxable to you at either ordinary income or capital gains tax rates;

•                  distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•                  distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Acquiring Fund shares;

•                  for individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met;

•                  for corporate shareholders, a portion of income dividends may be eligible for the corporate dividends-received deduction, subject to certain limitations; and

•                  distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV (any exempt interest dividends will be reported on Form 1099-INT), which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). An Acquiring Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Code that effectively prevent mutual funds, such as the Acquiring Funds, from ascertaining with certainty, until after the calendar year end, and in some cases an Acquiring Fund’s fiscal year end, the final amount and character of distributions the Acquiring Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Acquiring Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Acquiring Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Acquiring Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If more than 50% of each Acquiring Fund’s total assets at the end of a fiscal year is invested in foreign securities, each Acquiring Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Acquiring Fund. If an Acquiring Fund elects to do so, then any foreign taxes they pay on these investments may be passed through to you either as a deduction (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or as a foreign tax credit.

If you are a taxable investor and invest in an Acquiring Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Acquiring Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of one Aberdeen Fund for another is the same as a sale. For individuals, any long-term capital gains you realize from selling Acquiring Fund shares are currently taxed at 15% for individuals with incomes below approximately $400,000 ($450,000 if married filing jointly), 20% for individuals with any income above those amounts that is long-term capital gain and 0% at certain income levels (with these income thresholds adjusted annually for inflation). You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Acquiring Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in an Acquiring Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds.

Other

Distributions and gains from the sale or exchange of your Acquiring Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate, U.S. estate tax and special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Acquiring Funds from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income or capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

Under current law, the Acquiring Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in the Acquiring Funds if shares in the Acquiring Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Certain types of income received by the Acquiring Funds from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Acquiring Funds to designate some or all of their distributions as “excess inclusion income.” To Acquiring Fund shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Acquiring Funds to be subject to tax if certain “disqualified organizations” as defined by the Code are Acquiring Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, dividends and net gain from investments, of U.S. individuals with income exceeding $200,000 ($250,000 if married filing jointly), and of estates and trusts.

Additionally, a 30% withholding tax is currently imposed on fund dividends and, beginning in 2017, will be imposed on redemption proceeds paid, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Acquiring Funds.

PROPOSAL 2: APPROVAL OF THE INTERIM ADVISORY AGREEMENT

The Interim Advisory Agreement

In connection with the Adviser Acquisition, if the Adviser Acquisition Closing Date occurs on or prior to the closing date of the Reorganization of either Target Fund, the advisory agreement with each Target Fund’s adviser and related sub-advisory agreements between each Target Fund’s adviser and the sub-advisers will terminate automatically by their terms, as required by law. The Arden Board, on behalf of the Target Funds, has approved the Interim Advisory Agreement between each Target Fund and AAMI, which will go into effect with respect to a Target Fund only if the Adviser Acquisition Closing Date occurs prior to the closing date of the Reorganization of that Target Fund. The Arden Board will enter into the Interim Advisory Agreement with AAMI. In connection with entering into the Interim Advisory Agreement, AAMI also will enter into interim sub-advisory agreements with certain of each Target Fund’s sub-advisers (the “Interim Sub-Advisory Agreements”). The existing sub-advisory agreements terminate by their terms upon the termination of the relevant advisory agreement. The Interim Advisory Agreement and Interim Sub-Advisory Agreements, which will become effective on the Adviser Acquisition Closing Date, if that date precedes the closing date of the Reorganizations, will be put in place to maintain continuity of each Target Fund’s portfolio management during the period that shareholder approval is sought for a Reorganization. Although the substantive terms of the Interim Advisory Agreement are substantially identical to the terms of the previous advisory agreement with each Target Fund’s former adviser ( the “Prior Advisory Agreement”), Rule 15a-4 under the 1940 Act requires that fees may be paid to AAMI only if shareholders approve the Interim Advisory Agreement within 150 days of the effective date of the Interim Advisory Agreement. Absent shareholder approval, AAMI will be entitled to the lesser of its costs incurred in performing the Interim Advisory Agreement and the total fees held in escrow pursuant to the Interim Advisory Agreement.

The Interim Sub-Advisory Agreements, which will also become effective on the Adviser Acquisition Closing Date, if that date precedes the closing date of the Reorganizations, will be put in place to allow each Target Fund to be sub-advised by its current sub-advisers during the period that shareholder approval is being sought for a Reorganization.  The substantive terms of the Interim Sub-Advisory Agreements are substantially identical to the terms of each sub-adviser’s current sub-advisory agreement with Arden with respect to a Target Fund.  Rule 15a-4 under the 1940 Act requires Arden Board approval, but not shareholder approval, of the Interim Sub-Advisory Agreements.

Terms of the Interim Advisory Agreement

The form of the Interim Advisory Agreement is attached as Appendix B. The terms and conditions (including applicable advisory fees) of the Interim Advisory Agreement are identical to the applicable Prior Advisory Agreement except for the investment adviser (AAMI instead of Arden), effective date, termination date and fee escrow provisions. The initial sole shareholder of the Target Fund approved the Prior Advisory Agreement with Arden, in accordance with the requirements of the 1940 Act, prior to the commencement of each Target Fund’s operations.

Trustee and Officer Interests in Approval of the Interim Advisory Agreement

The Target Funds’ Trustees, executive officers and associates have no substantial interest, directly or indirectly, in the approval of the Interim Advisory Agreement, other than to the extent that those Trustees, officers and associates may be employees of Arden and, thus, have the potential to benefit from the transaction between Arden and AAMI.

Board Considerations

[To come.]

Information about AAMI

Information about AAMI is included under Proposal 1.

VOTING INFORMATION

What vote is necessary to approve the Proposals?

Quorum; Adjournment

Arden Fund I.  The presence in person or by proxy of 40% of the shares of the Arden Fund I outstanding on the Record Date (without regard to Class) entitled to vote at the Meeting will constitute a quorum for Arden Fund I. If a quorum of the Arden Fund I is not present or sufficient votes to approve the Proposals are not received by the date of the Meeting from shareholders of the Arden Fund I, the chairman of the Meeting may propose an adjournment of the Meeting and the holders of shares of the Arden Fund I present in person or by proxy may adjourn the Meeting from time to time to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those shares of the Arden Fund I which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposals with respect to the Arden Fund I.

Arden Fund II.  The presence in person or by proxy of 40% of the shares of the Arden Fund II outstanding on the Record Date (without regard to Class) entitled to vote at the Meeting will constitute a quorum for Arden Fund II. If a quorum of the Arden Fund II is not present or sufficient votes to approve the Proposals are not received by the date of the Meeting from shareholders of the Arden Fund II, the chairman of the Meeting may propose an adjournment of the Meeting and the holders of shares of the Arden Fund II present in person or by proxy may adjourn the Meeting from time to time to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those shares of the Arden Fund II which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposals with respect to the Arden Fund II.

Shareholder Approval

With respect to each of the Target Funds, Proposal 1 must be approved by an affirmative vote of the holders of a majority of the outstanding shares of Arden Fund I and Arden Fund II, respectively, and Proposal 2 must be approved by an affirmative vote of the holders of a “majority of the outstanding voting securities” of Arden Fund I and Arden Fund II, respectively. For Proposal 2, a “majority of the outstanding voting securities” means the lesser of (1) 67% or more of the shares of the Target Fund present at the Meeting if the owners of more than 50% of the shares of the Target Fund then outstanding are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Target Fund entitled to vote at the Meeting.  With respect to each Target Fund, each Proposal must be approved by the foregoing threshold under circumstances where all classes of the Target Fund entitled to vote, vote together as a single class.

To assure the presence of a quorum at the Meeting, please promptly execute and return the enclosed proxy.  A self-addressed, postage-paid envelope is enclosed for your convenience.  Alternatively, you may authorize your proxy by telephone or through the Internet at the number or website address printed on the enclosed proxy card.

In the event the Reorganization is approved with respect to one Target Fund but not with respect to the other Target Fund, the failure of a Target Fund to consummate its Reorganization contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund. Accordingly, it is possible that if a shareholder owns shares in both Target Funds and one of the Target Funds does not approve the Reorganization of its Target Fund, then a shareholder of the Target Fund which did not approve its Reorganization would remain a shareholder of that Target Fund. However, with respect to the

Target Fund that approves its Reorganization, a shareholder of that particular Target Fund at the Closing Date would become a shareholder of the corresponding Acquiring Fund. The closing of the Reorganizations is contingent on the closing of the Adviser Acquisition.

In tallying shareholder votes, abstentions and broker non-votes (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote and either (i) the broker or nominee does not have discretionary voting power or (ii) the broker or nominee returns the proxy but expressly declines to vote on a particular matter) will be counted as shares present but not voting. Accordingly, abstentions and broker non-votes effectively will be a vote against a Proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

This Proxy Statement/Prospectus, and the accompanying Notice of Meeting and proxy card(s) were first mailed to shareholders on or about [•], 2015.

Who can vote to approve the Proposals?

Only shareholders of record of the Target Funds at the close of business on [•], 2015 (the “Record Date”), will be entitled to notice of and to vote at the Meeting or any adjournments or postponements thereof on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  Appendix D to this Proxy Statement/Prospectus sets forth the number of shares of beneficial interest of each of the Target Funds which were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting.

This Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund and, because shareholders may own shares of more than one Target Fund, to avoid burdening shareholders with more than one proxy statement.  To the extent information regarding common ownership is available to the Target Funds, a shareholder who owns of record shares in more than one Target Fund will receive a package containing this Proxy Statement/Prospectus and proxies for each Target Fund in which that shareholder owns shares.  If information relating to common ownership is not available to the Target Funds, a shareholder who beneficially owns shares in more than one Target Fund may receive more than one package, each containing this Proxy Statement/Prospectus and a proxy for a single Target Fund.  It is essential that shareholders complete, date, sign and return EACH enclosed proxy.

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person.  You may also authorize your vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet.  If you return your signed proxy card or authorize your proxy by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies.  If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of each Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card to their Target Fund at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received by the appropriate Target Fund prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

What other matters will be voted upon at the Meeting?

The Target Funds do not intend to bring any matters before the Meeting with respect to the Target Funds other than those described in this Proxy Statement/Prospectus.  The Arden Board is not aware of any other matters to be brought before the Meeting with respect to the Target Funds by others.  If the chairman of the Meeting permits any other matter to come before the Meeting, proxy holders will vote on it in accordance with their best judgment for those shares they are authorized to vote.

What other solicitations will be made?

This proxy solicitation is being made by the Arden Board for use at the Meeting.  In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.  The Arden Board will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.  Arden and AAMI may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition to solicitations by mail, officers and employees of the Target Funds, Arden or AAMI, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews.  The Arden Board has engaged [•] to solicit proxies from brokers, banks, other institutional holders and individual shareholders at the cost of $[•] for the Target Funds. [•] also will be reimbursed for its reasonable expenses. Proxy solicitation costs for the Target Funds will be allocated between Arden and AAMI. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. Arden expects that the solicitations will be primarily by mail, but also will include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, certain shareholders of the Target Funds may receive a telephone call from a representative of [•] if their votes have not yet been received.  Proxies that are obtained telephonically by [•] will be recorded in accordance with the procedures described below.  These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited by [•], [•] representative is required to ask each shareholder to state his or her full name.  The representative then states the city, state and zip code on the account and asks the shareholder to confirm his or her identity by stating their street address.  If the shareholder is a corporation or other entity, [•] representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to [•], then [•] representative has the responsibility to explain the process, read the proposals listed on the proxy card and ask for the shareholder’s instructions on each applicable proposed Reorganization and the Interim Advisory Agreement.  Although [•] representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.  [•] will record the shareholder’s instructions on the card.  Within 72 hours, the shareholder will be sent a letter via USPS to confirm his or her vote and asking the shareholder to call [•] immediately if his or her instructions are not correctly reflected in the confirmation.

How do I submit a shareholder proposal?

Each of the Target Funds does not hold regular annual meetings of shareholders.  Special meetings of shareholders will be called to act upon any of the following matters: (i) election of Trustees or Directors, as the case may be; (ii) approval of a management agreement; (iii) approval of a distribution agreement; (iv) ratification of selection of independent accountants, and any other matter required to be acted on by shareholders under the 1940 Act, the Fund’s charter documents, or other matters as determined by the Trustees.  Neither Target Fund (in the event the Reorganization relating to such Fund is not completed) intends to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act.  Target Fund shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Thomas G. Kennedy, Chief Compliance Officer of the Arden Investment Series Trust, 375 Park Avenue, 32nd Floor, New York, New York 10152.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund within a reasonable time before a solicitation is made.  Timely submission of a proposal does not necessarily mean that such proposal will be included.

Notice to Banks, Broker-Dealers and Voting Directors and their Nominees

Please advise the Target Funds, c/o [Thomas G. Kennedy], [Chief Compliance Officer] of the Arden Investment Series Trust, 375 Park Avenue, 32nd Floor, New York, New York 10152, whether other persons are beneficial owners of Target Fund shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement/Prospectus needed to supply copies to the beneficial owners of these shares.

PRINCIPAL HOLDERS OF SHARES

On [•], 2015, the officers and Trustees of Arden Fund I as a group owned less than 1% of the outstanding voting shares of Arden Fund I.  As of such date, no person, except as set forth in the table in Appendix E, owned beneficially or of record 5% or more of the outstanding shares of any class of Arden Fund I.

National Financial Services, LLC owns [•]% of the outstanding shares of Arden Fund I and has the ability to control the vote on the Proposals for Arden Fund I.

On [•], 2015, the officers and Trustees of Arden Fund II as a group owned less than 1% of the outstanding voting shares of Arden Fund II.  As of such date, no person, except as set forth in the table in Appendix E, owned beneficially or of record 5% or more of the outstanding shares of any class of Arden Fund II.

Natixis owns [•]% of the outstanding shares of Arden Fund II and has the ability to control the vote on the Proposals for Arden Fund II.

The Acquiring Funds have been created in connection with the Reorganizations and will not commence operations until the date of the Reorganizations.  Therefore, the Acquiring Funds have no shareholders as of [•], 2015.

MORE INFORMATION ABOUT THE FUNDS

Additional Information

This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-22701 for the Target Funds and 811-22132 for the Acquiring Funds.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the registration statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

Financial Statements

The audited financial statements for the Target Funds, which appear in the Annual Report for Arden Fund I and Arden Fund II dated October 31, 2014, which have been audited by [•], independent registered public accounting firm for the Target Funds, and the unaudited financial statements for the Target Funds, which appear in the Semi-Annual Report for Arden Fund I and Arden Fund II dated April 30, 2015, are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus.  Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm. Each of the Acquiring Funds has not yet commenced operations and thus financial statements for the Acquiring Funds are not available.

The financial highlights for the Target Funds for the fiscal year ended October 31, 2014 are included in Appendix F.

APPENDICES TO PROXY STATEMENT/PROSPECTUS

Appendix

Appendix A – Form of Agreement and Plan of Reorganization

Appendix B – Form of Interim Advisory Agreement

Appendix C – Investment Restrictions

Appendix D – Outstanding Voting Securities as of [ ]

Appendix E – Principal Holders of Shares as of [ ]

Appendix F – Financial Highlights

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [•] day of [•], 2015, by Arden Investment Series Trust, a Delaware statutory trust (the “Arden Trust”), on behalf of its series, [ACQUIRED FUND](1) (the “Acquired Fund”), and Aberdeen Funds, a Delaware statutory trust (the “Aberdeen Trust”), on behalf of its series, [ACQUIRING FUND](2) (the “Acquiring Fund”) (the Acquired Fund and the Acquiring Fund, together, the “Funds,” and each, a “Fund”), and, solely for purposes of paragraphs 4.4, 5.6, 6.4 and 9.2 hereof, Arden Asset Management LLC, a limited liability company organized under the laws of the State of Delaware (“AAM”), and, solely for purposes of paragraphs 4.3, 5.6 and 9.2 hereof, Aberdeen Asset Management Inc., a corporation organized under the laws of the State of Delaware (“AAMI”).

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.   The reorganization of the Acquired Fund (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for [Institutional Class shares](3) [Class A, Class C, Class R and Institutional Class shares](4) ([collectively,](5) the “Shares”) of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund (“Acquiring Fund Shares”) to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Board of Trustees of the Arden Trust, on behalf of the Acquired Fund, has determined that the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Aberdeen Trust, on behalf of the Acquiring Fund, has determined that the acquisition of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund’s shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             Transfer of assets of the Acquired Fund in exchange for Acquiring Fund Shares and assumption of the Acquired Fund’s liabilities and liquidation of the Acquired Fund.

(1)  Insert Arden Alternative Strategies Fund or Arden Alternative Strategies II, as applicable.

(2)  Insert Aberdeen Alternative Strategies Fund or Aberdeen Alternative Strategies Fund II, as applicable.

(3)  Include for reorganization of Arden Alternative Strategies Fund into Aberdeen Alternative Strategies Fund.

(4)  Include for reorganization of Arden Alternative Strategies II into Aberdeen Alternative Strategies Fund II.

(5)  Include for reorganization of Arden Alternative Strategies II into Aberdeen Alternative Strategies Fund II.

1.1.         Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of each corresponding class of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below); and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: [Institutional Class shares of the Acquiring Fund correspond to Class I shares of the Acquired Fund](6) [Institutional Class shares of the Acquiring Fund correspond to Class I shares of the Acquired Fund; Class A shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; Class C shares of the Acquiring Fund correspond to Class C shares of the Acquired Fund; Class R shares of the Acquiring Fund correspond to Class R shares of the Acquired Fund; and Class A shares of the Acquiring Fund correspond to Advisor Class shares of the Acquired Fund](7).

1.2.         The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the “Closing Date”).

1.3.         The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund to the extent possible prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.  The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of the Acquired Fund as reflected on unaudited statements of assets and liabilities of the Acquired Fund prepared by JPMorgan Chase Bank, N.A. (“JPMorgan”), the administrator of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period, including any liabilities, expenses, costs or charges arising under paragraph 5.4 hereof.

1.4.         As soon on or after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record determined as of the close of business on the Valuation Date (the “Fund Shareholders”) the Acquiring Fund Shares it receives pursuant to paragraph 1.1.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund’s shareholders representing that number of each class of Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of each class of Acquired Fund shares held by each Acquired Fund shareholder.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although any share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with this paragraph 1.4.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.         Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

(6)  Include for reorganization of Arden Alternative Strategies Fund into Aberdeen Alternative Strategies Fund.

(7)  Include for reorganization of Arden Alternative Strategies II into Aberdeen Alternative Strategies Fund II.

1.6.         Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

The Acquired Fund shall be dissolved, terminated and have its affair’s wound up in accordance with Delaware State law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.7.         Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.             Valuation

2.1.         The value of the Acquired Fund’s assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the business day immediately prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Acquired Fund’s then current prospectus or statement of additional information.

2.2.         All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by JPMorgan in accordance with its regular practice of providing net asset value calculation services for the Acquired Fund.

3.             Closing and Closing Date

3.1.         The Closing Date for the Reorganization shall be [•], [•], or such other date as the parties to such Reorganization may agree to in writing.  All acts taking place at the Closing shall be deemed to take place immediately prior to the open of trading on the NYSE on the Closing Date unless otherwise provided.  The Closing shall be held at the offices of the Acquired Fund or at such other place as the parties may agree.

3.2.         JPMorgan, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.3.         In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.         The Acquired Fund shall instruct its transfer agent to provide at the Closing, or immediately prior to the Closing, a list of the names and addresses of the Acquired Fund’s shareholders and the number and value of each class of outstanding Shares owned by each such shareholder to the Acquiring Fund’s transfer agent.  The Acquiring Fund shall instruct its transfer agent to issue and deliver a confirmation evidencing the value of the Acquiring Fund Shares to be credited to the Acquired Fund’s account on the Closing Date to the Chief Financial Officer of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, the Arden Trust, on behalf of the Acquired Fund, and the Aberdeen Trust, on behalf of the Acquiring

Fund, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may reasonably request.

4.             Representations and Warranties

4.1.         The Aberdeen Trust, on behalf of the Acquiring Fund, represents and warrants that:

(a)           The Aberdeen Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with full power to carry on its business as presently conducted.  The Acquiring Fund is a separate series of the Aberdeen Trust duly authorized in accordance with the applicable provisions of the Aberdeen Trust’s Agreement and Declaration of Trust, as amended, and By-Laws.

(b)           The Acquiring Fund is not in, and the execution, delivery and performance of this Agreement by the Aberdeen Trust will not result in a, violation of the Aberdeen Trust’s Agreement and Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Aberdeen Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound;

(c)           The Aberdeen Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and such registration has not been revoked or rescinded and is in full force and effect;

(d)           The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business, and will not do so until after the Closing and had not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than shares issued to the sole shareholder of the Acquiring Fund in association with the organization of the Acquiring Fund.

(e)           No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  The Aberdeen Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(f)            At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates including extensions, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(g)           The Acquiring Fund will not have had any assets (other than assets required to meet the requirements of the 1940 Act) or operations at any time prior to the Closing Date.

(h)           The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i)            The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable.

(j)            The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(k)           The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(l)            The prospectus and statement of additional information of the Acquiring Fund on Form N-1A, once effective, will conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(m)          The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.2.         The Arden Trust, on behalf of the Acquired Fund, represents and warrants that:

(a)           The Acquired Fund is not in, and the execution, delivery and performance of this Agreement by the Arden Trust will not result in a, violation of the Arden Trust’s Agreement and Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Arden Trust, on behalf of the Acquired Fund, is a party or by which the Acquired Fund or its property is bound;

(b)           There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date, other than liabilities to be discharged prior to the Closing Date or that the Acquiring Fund has agreed to assume under paragraph 1.3 hereof;

(c)           The Arden Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect;

(d)           No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Arden Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(e)           The Statement of Assets and Liabilities of the Acquired Fund as of October 31, 2014, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights since inception, have been audited by [•], an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates.

(f)            Since October 31, 2014, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred.  For purposes of this subparagraph (f), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund shareholders shall not constitute a material adverse change;

(g)           At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates, including extensions, shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)           (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code; and (ii) the Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

(i)            All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j)            At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder.  Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the 1933 Act, and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(k)           The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)            The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(m)          The current prospectus and statement of additional information of the Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(n)           The Acquired Fund agrees to use all reasonable efforts to obtain shareholder approval of the Reorganization.

4.3.         AAMI represents and warrants to the Acquired Fund as follows: To the knowledge of AAMI, (i) there are no claims, actions, suits or proceedings pending against the Acquiring Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by AAMI and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquiring Fund that would materially adversely affect the Acquiring Fund or its assets or business, other than those disclosed in writing to and accepted by the Acquired Fund.

4.4.         AAM represents and warrants to the Acquiring Fund as follows: To the knowledge of AAM, (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by AAM and the Chief Executive Officer thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Fund.

5.             Covenants of the Acquired Fund and the Acquiring Fund

5.1.         The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and with respect to the Acquiring Fund, it shall not conduct any business and its actions shall be limited to such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would be reasonably expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2.         The Acquired Fund covenants that (i) the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; and (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by Acquired Fund’s Shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund shares (or Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Fund Shareholders’ ownership of Acquired Fund shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund shares as of the record date of the Reorganization.

5.3.         Subject to the provisions of this Agreement, the Aberdeen Trust on behalf of the Acquiring Fund, and the Arden Trust, on behalf of the Acquired Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4.         The Aberdeen Trust, on behalf of the Acquiring Fund, agrees to indemnify and advance expenses to the Acquired Fund and each person who at the time of the execution of this Agreement serves as a Trustee or officer (“Indemnified Person”) of the Acquired Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person’s service as a Trustee or officer of the Acquired Fund with respect to matters specifically relating to the Reorganization, provided that any insurance available to the Indemnified Person with respect to such claim shall have been used, provided further that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law.  This paragraph 5.4 shall not protect any such Indemnified Person against any liability to the Acquired Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office.  An Indemnified Person seeking indemnification shall be entitled to advances from the Aberdeen Trust, on behalf of the Acquiring Fund, for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law.  Such Indemnified Person shall provide to the Aberdeen Trust, on behalf of the Acquiring Fund, a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Aberdeen Trust, on behalf of the Acquiring Fund, under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met.  In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of the Acquiring Fund, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.5.         The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither the Acquired Fund, the Acquiring Fund nor the Aberdeen Trust shall (either before or after the Closing Date) take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or could result in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the Acquired Fund, the Arden Trust, the Acquiring Fund and the Aberdeen Trust will provide such representations as reasonably requested by Willkie Farr & Gallagher LLP to enable it to render the tax opinion contemplated in paragraph 8.4.

5.6.         Each of AAM and AAMI agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against AAM or AAMI or their affiliates by reason of any act or failure to act by AAM or AAMI or any of their affiliates prior to the Closing Date.

5.7          The Acquiring Fund covenants that upon filing of its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will elect to be treated as a regulated investment company, and until such time will take all steps necessary to ensure its qualification as a regulated investment company under Subchapter M of the Code.

6.             Conditions Precedent to Obligations of the Aberdeen Trust and the Acquiring Fund

The obligations of the Aberdeen Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Arden Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.         All representations and warranties by the Arden Trust or the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.         The Arden Trust, on behalf of the Acquired Fund, has delivered a certificate executed in its name by its President or Chief Financial Officer and dated as of the Closing Date, to the effect that the representations and warranties of the Arden Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

6.3.         The Aberdeen Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date a favorable opinion from Kramer Levin Naftalis & Frankel LLP, counsel to the Arden Trust, dated as of the Closing Date, covering the following points:

That (a) the Arden Trust is a validly existing statutory trust under the laws of the State of Delaware, and has the trust power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Arden Trust and the Acquired Fund is a duly established series of the Arden Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties of the Agreement, is a valid and binding obligation of the Arden Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; (c) the execution and delivery of the Agreement and the consummation of the transactions contemplated hereby do not conflict with the Arden Trust’s Agreement and Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any agreement filed as an exhibit to the Arden Trust’s Registration Statement on Form N-1A or such agreements that the Arden Trust has represented to such counsel are the only other agreements that are material to the Arden Trust and which are identified in an exhibit to the opinion (collectively, the “Arden Material Agreements”) to which the Arden Trust, on behalf of the Acquired Fund, is a party or by which it or its property is bound or, result in the acceleration of any obligation or the imposition of any penalty, under any Arden Material Agreement, judgment, or decree, known to such counsel, to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required under relevant law (as defined) for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; and (e) the Arden Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

With respect to all matters of Delaware law, such counsel shall be entitled to state that it has relied upon the opinion of [•] and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [•].

6.4          The Aberdeen Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date a favorable opinion from the general counsel of AAM, dated as of the Closing Date, covering the following points:

To the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Arden Trust, on behalf of the Acquired Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquired Fund’s business.

7.             Conditions Precedent to Obligations of the Arden Trust and the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Aberdeen Trust, on behalf of the Acquiring Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.         All representations and warranties by the Aberdeen Trust or the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2.         The Aberdeen Trust has delivered, on behalf of the Acquiring Fund, a certificate executed in its name by its President or Chief Financial Officer and dated as of the Closing Date, to the effect that the representations and warranties of the Aberdeen Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

7.3.         The Arden Trust, on behalf of the Acquired Fund, shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Aberdeen Trust, dated as of the Closing Date, covering the following points:

That (a) the Aberdeen Trust is a validly existing statutory trust under the laws of the State of Delaware, and has the trust power to own all of the properties and assets of each of the Acquiring Fund and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Aberdeen Trust and the Acquiring Fund is a duly established series of the Aberdeen Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Aberdeen Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; (c) the execution and delivery of the Agreement and the consummation of the transactions contemplated hereby do not conflict with the Aberdeen Trust’s Agreement and Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any agreement filed as an exhibit to the Aberdeen Trust’s Registration Statement on Form N-1A or such agreements that the Aberdeen Trust has represented to such counsel are the only other agreements that are material to the Aberdeen Trust and which are identified in an exhibit to the opinion (collectively, the “Aberdeen Material Agreements”) to which the Aberdeen Trust, on behalf of the Acquiring Fund, is a party or by which it or its property is bound or, result in the acceleration of any obligation or the imposition of any penalty, under any Aberdeen Material Agreement, judgment, or decree, known to such counsel, to which the Acquiring Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required under relevant law (as defined) for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Aberdeen Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquiring Fund’s business; (f) the Aberdeen Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (g) the Acquiring Fund Shares to be issued to the Acquired Fund’s shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.

With respect to all matters of Delaware law, such counsel shall be entitled to state that it has relied upon the opinion of Richards, Layton & Finger, P.A. and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Richards, Layton & Finger, P.A..

8.             Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund or the Acquired Fund, the Acquiring Fund or the Acquired Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1.         The Board of Trustees of the Aberdeen Trust, including a majority of the trustees who are not “interested persons” of the Aberdeen Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquiring Fund and that the interests of the shareholders in the Acquiring Fund would not be diluted as a result of such transactions.  The Board of Trustees of the Arden Trust, including a majority of the trustees who are not “interested persons” of the Arden Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the Acquired Fund and that the interests of the shareholders in the Acquired Fund would not be diluted as a result of such transactions.

8.2.         On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.         All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including “no-action” positions of and exemptive orders from such federal and state authorities) in each case required to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

8.4.         The Acquiring Fund and the Acquired Fund shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquiring Fund and the Acquired Fund and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)           The transfer of all of the Acquired Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund’s taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares of beneficial interest for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund’s shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares of beneficial interest held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Fund shares of beneficial interest were held as capital assets on the date of the Reorganization); and (f) except for assets which may be marked to market for federal income tax purposes as a consequence of a termination of the Acquired Fund’s taxable year, the tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.  The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall reasonably request of the Aberdeen Trust, on behalf of the Acquiring Fund, and the Arden Trust, on behalf of the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.4.

8.5          This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by an affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund, as defined in the 1940 Act.  Evidence of such approval shall have been delivered to the Acquiring Fund in such form as shall be reasonably acceptable to the Acquiring Fund.

9.             Brokerage Fees and Expenses; Other Agreements

9.1.         Each of the Acquiring Fund and the Acquired Fund represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

9.2.         The Acquiring Fund and the Aberdeen Trust and the Acquired Fund and the Arden Trust will not bear any costs arising in connection with the Reorganization contemplated by this Agreement.  The responsibility for payment of all of the costs arising in connection with the Reorganization contemplated by this Agreement, whether or not the Reorganization contemplated hereby is consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement), shall be allocated between AAMI (or an affiliate thereof) and AAM (or an affiliate thereof) as AAMI (or an affiliate thereof) and AAM (or an affiliate thereof) shall agree (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), subject to Section 15.04 of the Purchase Agreement.  These expenses consist of: (i) expenses associated with preparing this Agreement, a supplement to the Acquired Fund’s prospectus and statement of additional information; (ii) expenses associated with filing the supplement to the Acquired Fund’s prospectus and statement of additional information; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection with the Reorganization; (iv) expenses in connection with the Acquired Fund holding a shareholder meeting to vote on the Reorganization including, without limitation, review and/or preparation of proxy materials and the conducting of any proxy solicitations in connection therewith; (v) postage, printing, accounting fees and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the Reorganization contemplated by this Agreement and the shareholder meeting held in connection therewith; and (vi) any other reasonable Reorganization expenses.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.          Entire Agreement; Survival of Warranties

10.1.       The Aberdeen Trust, on behalf of the Acquiring Fund, and the Arden Trust, on behalf of the Acquired Fund, each agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

10.2.       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the Reorganization contemplated hereunder.

11.          Termination

This Agreement may be terminated at any time at or prior to the Closing Date by the mutual agreement of the parties. In addition, either the Aberdeen Trust or Arden Trust may terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Aberdeen Trust or the Board of Trustees of the Arden Trust that the consummation of the Reorganization contemplated herein is not in the best interests of the Acquiring Fund or Acquired Fund, respectively.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, Aberdeen Trust, Arden Trust or their respective board members and officers.  In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

12.          Amendments

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Aberdeen Trust and the Arden Trust.

13.          Notices

13.1.       Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Attention: Legal

or to the Acquired Fund at:

375 Park Avenue

32nd Floor

New York, NY 10152

14.          Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

14.1.       The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.       This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

14.4.       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Except as provided in this paragraph and paragraph 5.4, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, Chief Executive Officer, President, Vice President or Managing Trustee and attested to by its Vice President, Chief Financial Officer, Secretary or Assistant Secretary.

ABERDEEN FUNDS
For and on Behalf of
[ACQUIRING FUND]

By:
Name: Jennifer Nichols
Title: Vice President

Attestation By:
Name: Lucia Sitar
Title: Vice President

ARDEN INVESTMENT SERIES TRUST
For and on Behalf of
[ACQUIRED FUND]

By:
Name:
Title:

Attestation By:
Name:
Title:

Solely with respect to paragraphs 4.3, 5.6 and 9.2 hereof:

ABERDEEN ASSET MANAGEMENT INC.

By:
Name: Jennifer Nichols
Title: Director and Global Head of Legal

Attestation By:
Name: Lisa Kupper
Title: Secretary

Solely with respect to paragraphs 4.4, 5.6, 6.4 and 9.2 hereof:

ARDEN ASSET MANAGEMENT LLC

By:
Name:
Title:

Attestation By:
Name:
Title:

Appendix B

FORM OF INTERIM ADVISORY AGREEMENT

AGREEMENT made as of this       day of      , 2015, between Aberdeen Asset Management Inc. (the “Adviser”) and Arden Investment Series Trust (the “Trust”), on behalf of Arden Alternative Strategies Fund (the “Fund”).

WHEREAS, the Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, Arden Asset Management LLC (“Arden”) currently provides investment advisory services to the Fund;

WHEREAS, the Adviser and Arden have entered into a definitive agreement pursuant to which the Adviser will acquire Arden (the “Transaction”) at the closing of the Transaction;

WHEREAS, as a result of the Transaction, the current investment advisory agreement between Arden and the Trust, on behalf of the Fund, dated June 26, 2013 (attached hereto as Exhibit A to this Agreement) will terminate upon its “assignment” as that term is defined by the 1940 Act (the “Prior Investment Advisory Agreement”);

WHEREAS, in connection with the Transaction, it is anticipated that the Fund will be reorganized into a newly created fund to be managed by the Adviser (the “Reorganization”);

WHEREAS, unless the Reorganization is consummated as of a date prior to or at the closing of the Transaction (the “Closing”), the Trust desires to retain the Adviser to provide investment advisory services to the Fund on an interim basis pursuant to Rule 15a-4 under the 1940 Act (“Rule 15a-4”) and the Adviser is willing to render such investment advisory services to the Fund under this Agreement until the Reorganization is consummated; and

WHEREAS, the Trustees of the Trust, including a majority of those Trustees who are not interested persons of the Trust (as defined in the 1940 Act), have found that the scope and quality of services to be provided to the Fund under this Agreement will be at least equivalent to the scope and quality of services provided under the Prior Investment Advisory Agreement.

NOW, THEREFORE, the parties hereto agree as follows:

1.                                      The Adviser shall have responsibility for all services provided to the Fund by Arden pursuant to the Prior Investment Advisory Agreement subject to all of the same terms and conditions as the Prior Investment Advisory Agreement (which is attached hereto and is incorporated herein), including the advisory fee to be paid for such services, except to the extent any such terms or conditions are superseded by the terms herein.

2.                                      This Agreement shall be effective upon the Closing, i.e., the date on which the Prior Investment Advisory Agreement is terminated due to the Transaction (the “Assignment

B-1

Date”), but only in the event the Reorganization is not consummated prior to or on such date. Thereafter, this Agreement shall continue in effect until the earlier of: (i) the closing of the Reorganization; or (ii) one hundred and fifty (150) days from the Assignment Date (in either case, the “Termination Date”).  The Fund will be deemed to have terminated this Agreement on the Termination Date.  Notwithstanding the foregoing, this Agreement may be terminated: (a) at any time without penalty by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the Fund’s outstanding voting securities, upon ten (10) days’ written notice to the Adviser; or (b) by the Adviser at any time without penalty, upon sixty (60) days’ written notice to the Trust.  This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act), but not including the assignment referenced in this Agreement relating to the Transaction.

3.                                      For the services to be provided by the Adviser pursuant to this Agreement, the Fund will pay to the Adviser a fee as set forth in the Prior Investment Advisory Agreement; provided that any such compensation shall be held until the Termination Date in an interest-bearing escrow account with the Fund’s custodian bank in accordance with a separate Escrow Agreement.  The full amount shall be released to the Adviser only in the event a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act) approve this Agreement with the Adviser by the end of the 150-day period (commencing on the Assignment Date).  If a majority of the Fund’s outstanding voting securities do not approve this Agreement by the end of such 150 day period, the Adviser shall be paid, out of the escrow account, the lesser of: (i) any costs incurred in performing the Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned).

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first written above.

ABERDEEN ASSET MANAGEMENT INC.	ARDEN INVESTMENT SERIES TRUST

By:	By:

Title:	Title:

B-2

Appendix C

INVESTMENT RESTRICTIONS

Target Funds

The Target Funds are subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Target Funds’ outstanding shares. When used in this SAI and in the Prospectus, a “majority” of the Target Funds’ outstanding shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Target Funds.

The Target Funds may not:

1.                                      With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (except that such limitations do not apply to U.S. Government securities and securities of other investment companies).

2.                                      Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act or as otherwise permitted by the SEC or its staff.

3.                                      Borrow money, except to the extent permitted by Section 18 of the 1940 Act or as otherwise permitted by the SEC or its staff.

4.                                      Underwrite securities of other issuers, except insofar as the Target Funds may be deemed an underwriter under the 1933 Act, in connection with the disposition of its portfolio securities.

5.                                      Make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities, or entering into repurchase agreements or other transactions in a manner consistent with the Target Funds’ investment policies.

6.                                      Purchase, hold or deal in real estate, except that the Target Funds may invest in securities that are secured by real estate, or that are issued by companies or Underlying Funds that invest or deal in real estate or real estate investment trusts.

7.                                      Invest in commodities, except that the Target Funds may: purchase and sell commodity futures and related instruments, foreign currency, options, futures and forward contracts, including those related to indices, and options on indices; invest in commodity pools (such as the Subsidiary) and other entities that purchase and sell commodities and commodity contracts; and otherwise invest in commodity contracts and related instruments/derivatives consistent with the Target Funds’ investment policies.

8.                                      Invest 25% or more of the value of its total assets in the securities (other than U.S. Government Securities) of issuers engaged in any single industry.

Acquiring Funds

The following are fundamental investment restrictions of each Acquiring Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed.  The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.

Each of the Acquiring Funds:

•                  May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such

C-1

limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

•                  May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•                  May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

•                  May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.

•                  May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry.  This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities or securities of other investment companies.  The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, commercial mortgage, residential mortgage, equipment finance, premium finance, leasing finance, consumer finance and other finance.

•                  May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

•                  May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

For purposes of the fundamental policy with respect to issuer diversification, the limits do not apply to investments in securities of other investment companies.

For purposes of the fundamental policy restricting investments in an issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry, each of the Funds will, as a non-fundamental policy, consider commercial mortgage and residential mortgage to be a single industry (notwithstanding the statement defining separate industries contained in the policy). In addition, notwithstanding the statement defining separate industries contained in the policy, each of the Funds may elect to consider certain of such industries as part of the same industry to be consistent with a third party industry classification system (e.g., GICS or Barclays Live).

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in NAV will not constitute a violation of such restriction or requirement.  However, should a change in NAV or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

C-2

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval.

C-3

Appendix D

OUTSTANDING VOTING SECURITIES AS OF [      ]

D-1

Appendix E

PRINCIPAL HOLDERS OF SHARES AS OF [             ]

E-1

Appendix F

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Target Funds’ financial performance for the fiscal periods ended October 31, 2014 and October 31, 2013, as applicable.  The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Target Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by [•], whose report, along with each Target Fund’s financial statements, is included in the Target Funds’ most recent annual report.  The Target Funds’ most recent annual report is available upon request.  The financial highlights table for Arden Fund II does not cover Classes A, C, and R, which had not commenced operations as of October 31, 2014.

Arden Fund I

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	PER SHARE OPERATING PERFORMANCE						RATIOS/SUPPLEMENTAL DATA
		Investment Operations			Distributions		Ratios to Average Net Assets of(2)					Total Return(3)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net realized gains	Net asset value, end of period	Expenses before waivers and after expenses related to securities sold short	Expenses after waivers and after expenses related to securities sold short	Expenses after waivers and before expenses related to securities sold short		Net investment income (loss)	Net asset value(4)	Portfolio turnover rate (excluding short sales)(3)	Ending net assets (thousands)
For the period 11/27/12*—10/31/13	$10.00	$(0.15)	$0.64	$0.49	—	$10.49	3.28%	3.28%	2.43.	%	(1.59)%	4.90%	404%	$1,034,299
Year ended October 31, 2014	$10.49	$(0.11)	$0.19	$0.08	$(0.34)	$10.23	3.80%	3.66%	2.09%		(1.09)%	0.73%	460%	$1,175,210

*                                         Commencement of investment operations.

(1)                                 Net investment income (loss) per share is based on average shares outstanding.

(2)                                 Annualized for periods less than one year.

(3)                                 Not annualized for periods less than one year.

(4)                                 Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

F-1

Arden Fund II

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	PER SHARE OPERATING PERFORMANCE					RATIOS/SUPPLEMENTAL DATA
		Investment Operations				Ratios to Average Net Assets of(2)				Total Return(3)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net asset value, end of period	Expenses before waivers and after securities sold short	Expenses after waivers and after securities sold short	Expenses after waivers and before securities sold short	Net investment income (loss)	Net asset value(4)	Portfolio turnover rate (excluding short sales)(3)	Ending net assets (thousands)
Class I For the period 02/03/14*— 10/31/14	$10.00	$(0.10)	$0.14	$0.04	$10.04	6.40%	3.63%	1.99%	(1.26)%	0.40%	251%	$65,091
Advisor Class For the period 02/03/14*— 10/31/14	$10.00	$(0.11)	$0.14	$0.03	$10.03	6.65%	3.88%	2.24%	(1.51)%	0.30%	251%	$2,162

*                                         Commencement of investment operations.

(1)                                 Net investment income (loss) per share is based on average shares outstanding.

(2)                                 Annualized for periods less than one year.

(3)                                 Not annualized for periods less than one year.

(4)                                 Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

F-2

The information in this SAI is not complete and may be changed. Aberdeen Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED SEPTEMBER 14, 2015

PART B

ARDEN INVESTMENT SERIES TRUST

Arden Alternative Strategies Fund

Arden Alternative Strategies II

ABERDEEN FUNDS
Aberdeen Alternative Strategies Fund

Aberdeen Alternative Strategies Fund II

STATEMENT OF ADDITIONAL INFORMATION

[•], 2015

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of Arden Alternative Strategies Fund (the “Arden Fund I”) and Arden Alternative Strategies II (the “Arden Fund II”), each a series of Arden Investment Series Trust, a Delaware statutory trust (together the “Target Funds,” and each, a “Target Fund”), into Aberdeen Alternative Strategies Fund (the “Aberdeen Fund I”) and Aberdeen Alternative Strategies Fund II (the “Aberdeen Fund II” and together with Aberdeen Fund I, the “Acquiring Funds,” and each, an “Acquiring Fund”), respectively, each a series of Aberdeen Funds, a Delaware statutory trust.

This SAI contains information that may be of interest to shareholders of the Target Funds relating to the Reorganizations, but which is not included in the Proxy Statement/Prospectus dated [•], 2015 (the “Proxy Statement/Prospectus”).  As described in the Proxy Statement/Prospectus, in each Reorganization, the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus.  A copy of the Proxy Statement/Prospectus is available upon request and without charge by writing to Aberdeen Funds, 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, or by calling (866) 667-9231.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Proxy Statement/Prospectus.

Table of Contents

Additional Information About the Target Funds and Acquiring Funds	S-2

Financial Statements	S-2

S-1

Additional Information About the Target Funds and Acquiring Funds

For the Arden Fund I: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Arden Fund I dated February 27, 2015 (SEC Accession No. 0000930413-15-000918), as supplemented, as filed with the Securities and Exchange Commission (the “SEC”).

For the Arden Fund II: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Arden Fund II dated February 27, 2015 (SEC Accession No. 0000930413-15-000918), as supplemented, as filed with the SEC.

For the Aberdeen Fund I: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Aberdeen Funds dated [•], 2015 (SEC Accession No. [•]), as supplemented, as filed with the SEC.

For the Aberdeen Fund II: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Aberdeen Funds dated [•], 2015 (SEC Accession No. [•]), as supplemented, as filed with the SEC.

Financial Statements

This SAI incorporates by reference the Annual Report to shareholders of Arden Fund I and Arden Fund II for the fiscal year ended October 31, 2014 and the Semi-Annual report to shareholders of Arden Fund I and Arden Fund II for the fiscal period ended April 30, 2015, each of which has been filed with the SEC. Each of these reports contains historical financial information regarding the Target Funds. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.  Each of the Aberdeen Fund I and Aberdeen Fund II has no assets and has not yet commenced operations as of the date of this SAI.

Pro forma financial information has not been prepared for the Reorganizations because each Acquiring Fund is a newly organized Fund with no assets and liabilities that will commence investment operations upon completion of the applicable Reorganization.

S-2

PART C:  OTHER INFORMATION

Item 15.                          Indemnification

(a)                                 Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative.  To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust.  No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b)                                 The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c)                                  In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”); (2) Section 10 of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Aberdeen Asset Management Asia Limited and (b) Aberdeen Asset Managers Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; (4) Section 8 of the Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc.; (5) Section 17 of the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; and (6) Section 7 of the Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 16.

Item 16.                          Exhibits

1.                                      (a)                                 Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March 13, 2008 (Accession Number 0001104659-08-017390) (“Post-Effective Amendment No. 1”).

(i)                                     Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 ( Accession Number 0001193125-08-138324) (“Post-Effective Amendment No. 2”).

(ii)                                  Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445) (“Post-Effective Amendment No. 11”).

(iii)                               Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743) (“Post-Effective Amendment No. 14”).

(iv)                              Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Institutional Fund and Institutional Service Class for the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.e. of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2009 (Accession Number 0001135428-09-000523) (“Post-Effective Amendment No. 19”).

(v)                                 Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.a.1.f. of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on October 4, 2010 (Accession Number 0001104659-10-051121) (“Post-Effective Amendment No. 28”).

(vi)                              Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific Smaller Companies Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2011 (Accession Number 0001104659-11-018407) (“Post-Effective Amendment No. 34”).

(vii)                           Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on August 12, 2011 (Accession Number 0001104659-11-046544) (“Post-Effective Amendment No. 39”).

(viii)                        Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. High Yield Bond Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 15, 2011 (Accession Number 0001104659-11-069674) (“Post-Effective Amendment No. 43”).

(ix)                              Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Fund is incorporated by reference to Exhibit EX-99.a.1.j of Post-Effective Amendment No.47 to the Registrant’s Registration Statement on Form N-1A filed on June 15, 2012 (SEC Accession No. 0001104659-12-043873) (“Post-Effective Amendment No. 47”).

(x)                                 Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen European Equity Fund and Aberdeen Latin American Equity Fund is incorporated by reference to Exhibit EX-99.a.1.k of Post-Effective Amendment No.54 to the Registrant’s Registration Statement on Form N-1A filed on December 11, 2012 (SEC Accession No. 00011-04659-12-083265) (“Post-Effective Amendment No. 54”).

(xi)                              Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II [to be filed by amendment].

(b)                                 Certificate of Trust of Registrant, filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2.                                      Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026) (“Pre-Effective Amendment No. 1”).

3.                                      Not Applicable.

4.                                      Agreement and Plan of Reorganization attached as Exhibit A to the Proxy Statement/Prospectus and incorporated herein by reference.

5.                                      (a)                                 See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b)                                 See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.                                      (a)                                 Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Exhibit A to the Investment Advisory Agreement between Registrant and AAMI [to be filed by amendment].

(b)                                 Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Management Asia Limited (“AAMAL”) is incorporated by reference to Exhibit EX-99.d.3. of Post-Effective Amendment No. 28 filed on October 4, 2010.

(i)                                     Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAMAL is incorporated by reference to Exhibit EX-99.d.2.a. of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on December 26, 2013 (Accession Number 0001104659-13-092420) (“Post-Effective Amendment No. 60”).

(c)                                  Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Managers Limited (“AAML”) is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 47 filed on June 15, 2012.

(i)                                     Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAML is incorporated by reference to Exhibit EX-99.d.3.a. of Post-Effective Amendment No. 60 filed on December 26, 2013.

(d)                                 Form of Sub-Advisory Agreement between Registrant, AAMI and Subadvisers with respect to Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II to be filed by amendment.

7.                                      (a)                                 Underwriting Agreement between Registrant and Aberdeen Fund Distributors LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors LLC to be filed by amendment.

(b)                                 Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2. of Post-Effective Amendment No. 60 filed on December 26, 2013.

8.                                      Not Applicable.

9.                                      (a)                                 Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g. of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on July 12, 2010 (Accession No. 0001104659-10-037599) (“Post-Effective Amendment No. 26”).

(i)                                      Amendment dated March 5, 2014 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed on February 27, 2015 (Accession No. 0001104659-15-015103) (“Post-Effective Amendment No. 63”).

(ii)                                    Letter Amendment dated January 27, 2015 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.b. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(a)                                   Form of Custodian Agreement between Registrant and JPMorgan Chase Bank, N.A. to be filed by amendment.

10.                               (a)                                 Distribution Plan to be filed by amendment.

(b)                                 Rule 18f-3 Plan to be filed by amendment.

11.                               Opinion and Consent of Counsel that shares will be legally issued, fully paid and non-assessable, to be filed by amendment.

12.                               Opinion of Willkie Farr & Gallagher LLP with respect to tax matters, to be filed by post-effective amendment pursuant to an undertaking.

13.                               (a)                                 Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(b)                                 Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment No. 39 filed on August 12, 2011.

(i)                                     Amendment dated September 18, 2014 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(ii)                                  Amendment dated February 3, 2015 to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(iii)                               Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. to be filed by amendment.

(c)                                  Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26 filed on July 12, 2010.

(i)                                     Letter Amendment and Updated Schedule A to the Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(d)                                 Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028) (“Post-Effective Amendment No. 8”).

(i)                                     Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.a. of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A filed on March 7, 2013 (Accession Number 0001104659-13-018215) (“Post-Effective Amendment No. 57”).

(e)                                  Form of Servicing Agreement [to be filed by amendment].

(f)                                   Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(g)                                  Form of Administration and Accounting Services Agreement between Registrant and JPMorgan Chase Bank, N.A. to be filed by amendment.

(h)                                 Expense Limitation Agreement with respect to Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II to be filed by amendment.

14.                               Consent of KPMG LLP, independent registered public accounting firm, is filed herewith as Exhibit No. EX-99.14.

15.                               Not Applicable.

16.                               (a)                                 Power of Attorney with respect to Registrant for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Jack Solan, Peter D. Sacks, Martin Gilbert, Neville Miles, and John T. Sheehy is filed herewith as Exhibit No. EX-99.16.a.

(b)                                 Power of Attorney with respect to Registrant for Bev Hendry and Andrea Melia is filed herewith as Exhibit No. EX-99.16.b.

(c)                                  Certificate of Secretary is filed herewith as Exhibit No. EX-99.16.c.

17.                               (a)                                 Form of Proxy Card to be filed by amendment.

(b)                                 Arden Investment Series Trust Prospectuses and Statements of Additional Information dated February 27, 2015, with respect to Arden Alternative Strategies Fund and Arden Alternative Strategies II (previously filed on EDGAR, Accession No. 0000930413-15-000918).

(c)                                  Aberdeen Funds Summary Prospectuses, Prospectuses and Statement of Additional Information dated [     ], with respect to Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II (previously filed on EDGAR, Accession Number [                 ]).

(e)                                  The audited financial statements and related report of the independent public accounting firm included in Arden Investment Series Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2014, with respect to Arden Alternative Strategies Fund and Arden Alternative Strategies II (previously filed on EDGAR, Accession Number 0000930413-15-000108).

(f)                                   The audited financial statements and related report of the independent public accounting firm included in Aberdeen Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2014, with respect to Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II (previously filed on EDGAR, Accession Number 0001193125-15-003896).

Item 17.                          Undertakings

1.                                      The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the

reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                                      The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.                                      The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 14th day of September, 2015.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry(1)
Bev Hendry
President of Aberdeen Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Bev Hendry(1)	President and Chief Executive Officer	September 14, 2015
Bev Hendry

/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer And Principal Accounting Officer	September 14, 2015
Andrea Melia

/s/ P. Gerald Malone(1)	Chairman of the Board	September 14, 2015
P. Gerald Malone

/s/ Richard H. McCoy(1)	Trustee	September 14, 2015
Richard H. McCoy

/s/ Peter D. Sacks(1)	Trustee	September 14, 2015
Peter D. Sacks

/s/ John T. Sheehy(1)	Trustee	September 14, 2015
John T. Sheehy

/s/ Warren C. Smith(1)	Trustee	September 14, 2015
Warren C. Smith

/s/ Jack Solan(1)	Trustee	September 14, 2015
Jack Solan

/s/ Neville Miles(1)	Trustee	September 14, 2015
Neville Miles

/s/ Martin Gilbert(1)	Trustee	September 14, 2015
Martin Gilbert

By:	/s/ Lucia Sitar	September 14, 2015
Lucia Sitar
Attorney In Fact

(1)                                 Pursuant to a power of attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description
EX-99.14	— Consent of KPMG LLP, independent registered public accounting firm.

EX-99.16.a	— Power of Attorney with respect to Registrant for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Jack Solan, Peter D. Sacks, Martin Gilbert, Neville Miles, and John T. Sheehy.

EX-99.16.b	— Power of Attorney with respect to Registrant for Bev Hendry and Andrea Melia.

EX-99.16.c	— Certificate of Secretary.